Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 21, 2021

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	1

Statement of Assets and Liabilities

December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$939,377	$640,651	$4,593,080	$4,384,450	$1,277,015
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	243	—	148
Receivable for share redemptions	921	486	3,404	5,200	1,783
Total assets	940,298	641,137	4,596,727	4,389,650	1,278,946

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	921	486	3,404	3,248	1,094
Contract terminations	—	—	—	1,952	689
Payable for investments purchased	—	—	243	—	148
Total liabilities	921	486	3,647	5,200	1,931
Net assets applicable to contracts in accumulation period	937,818	639,857	4,592,592	4,375,314	1,275,779
Net assets applicable to contracts in payment period	—	—	—	9,136	—
Net assets applicable to seed money	1,559	794	488	—	1,236
Total net assets	$939,377	$640,651	$4,593,080	$4,384,450	$1,277,015
(1) Investment shares	68,071	15,803	161,558	305,750	195,561
(2) Investments, at cost	$846,173	$345,209	$4,063,311	$4,534,486	$1,667,030

December 31, 2020 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$1,155,151	$2,141,488	$3,151,845	$9,796,410	$3,710,984
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	17	28	16,032	—	67
Receivable for share redemptions	846	2,109	2,433	15,894	3,498
Total assets	1,156,014	2,143,625	3,170,310	9,812,304	3,714,549

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	846	1,756	2,433	8,255	3,305
Contract terminations	—	353	—	7,639	193
Payable for investments purchased	17	28	16,032	—	67
Total liabilities	863	2,137	18,465	15,894	3,565
Net assets applicable to contracts in accumulation period	1,150,776	2,141,308	3,151,481	9,763,569	3,710,106
Net assets applicable to contracts in payment period	4,202	—	—	31,615	—
Net assets applicable to seed money	173	180	364	1,226	878
Total net assets	$1,155,151	$2,141,488	$3,151,845	$9,796,410	$3,710,984
(1) Investment shares	82,100	104,107	117,826	875,461	227,807
(2) Investments, at cost	$737,252	$1,776,639	$1,934,148	$7,423,181	$3,351,210

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$752,672	$43,556,947	$478,838	$4,179,723	$18,579,878
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	10,107	—	20	169
Receivable for share redemptions	536	45,087	422	6,688	18,016
Total assets	753,208	43,612,141	479,260	4,186,431	18,598,063

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	536	39,753	422	3,829	17,114
Contract terminations	—	5,334	—	2,859	902
Payable for investments purchased	—	10,107	—	20	169
Total liabilities	536	55,194	422	6,708	18,185
Net assets applicable to contracts in accumulation period	752,551	43,365,139	477,449	4,179,372	18,461,560
Net assets applicable to contracts in payment period	—	191,503	—	—	117,764
Net assets applicable to seed money	121	305	1,389	351	554
Total net assets	$752,672	$43,556,947	$478,838	$4,179,723	$18,579,878
(1) Investment shares	298,679	1,195,306	111,878	130,413	282,112
(2) Investments, at cost	$590,692	$29,621,677	$586,945	$2,588,446	$7,143,245

December 31, 2020 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$20,364,758	$1,366,252	$8,365,799	$3,751,820	$10,004,184
Dividends receivable	—	—	—	—	3
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,036	445	—	3,014	598
Receivable for share redemptions	21,281	968	9,448	3,046	8,238
Total assets	20,387,075	1,367,665	8,375,247	3,757,880	10,013,023

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	16,835	968	7,142	3,036	8,223
Contract terminations	4,446	—	2,306	10	15
Payable for investments purchased	1,036	445	—	3,014	598
Total liabilities	22,317	1,413	9,448	6,060	8,836
Net assets applicable to contracts in accumulation period	20,181,363	1,365,299	8,294,431	3,743,269	9,988,045
Net assets applicable to contracts in payment period	183,395	—	71,368	8,551	16,142
Net assets applicable to seed money	—	953	—	—	—
Total net assets	$20,364,758	$1,366,252	$8,365,799	$3,751,820	$10,004,187
(1) Investment shares	689,863	137,174	383,752	419,198	10,004,184
(2) Investments, at cost	$9,303,998	$1,332,506	$5,661,084	$4,292,499	$10,004,087

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	3

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$6,750,512	$5,912,112	$17,000,631	$4,786,731	$57,309,529
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,409	3,336	8,611	—	816
Receivable for share redemptions	5,820	4,916	13,928	7,924	75,148
Total assets	6,757,741	5,920,364	17,023,170	4,794,655	57,385,493

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,710	4,734	13,852	3,486	48,551
Contract terminations	110	182	76	4,438	26,597
Payable for investments purchased	1,409	3,336	8,611	—	816
Total liabilities	7,229	8,252	22,539	7,924	75,964
Net assets applicable to contracts in accumulation period	6,705,930	5,892,257	16,923,749	4,786,452	57,309,224
Net assets applicable to contracts in payment period	44,582	19,855	76,882	—	—
Net assets applicable to seed money	—	—	—	279	305
Total net assets	$6,750,512	$5,912,112	$17,000,631	$4,786,731	$57,309,529
(1) Investment shares	985,476	762,853	1,473,192	164,379	1,895,783
(2) Investments, at cost	$6,583,082	$6,360,666	$15,561,438	$1,597,696	$37,868,588

December 31, 2020 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,536,953	$1,495,930	$4,394,436	$3,705,501	$770,104
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	20
Receivable for share redemptions	3,016	1,223	4,523	4,195	974
Total assets	3,539,969	1,497,153	4,398,959	3,709,696	771,098

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,016	1,223	4,184	3,398	643
Contract terminations	—	—	339	797	331
Payable for investments purchased	—	—	—	—	20
Total liabilities	3,016	1,223	4,523	4,195	994
Net assets applicable to contracts in accumulation period	3,536,016	1,494,479	4,356,888	3,674,817	769,742
Net assets applicable to contracts in payment period	—	—	37,050	30,684	—
Net assets applicable to seed money	937	1,451	498	—	362
Total net assets	$3,536,953	$1,495,930	$4,394,436	$3,705,501	$770,104
(1) Investment shares	353,342	121,226	99,041	261,873	26,355
(2) Investments, at cost	$3,422,382	$1,344,308	$1,523,590	$3,235,873	$490,668

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$1,851,047	$1,304,107	$3,510,464	$553,992	$4,160,402
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	2,471	28	2,918
Receivable for share redemptions	4,293	1,722	3,467	411	3,206
Total assets	1,855,340	1,305,829	3,516,402	554,431	4,166,526

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,455	972	2,688	410	3,206
Contract terminations	2,838	750	779	1	—
Payable for investments purchased	—	—	2,471	28	2,918
Total liabilities	4,293	1,722	5,938	439	6,124
Net assets applicable to contracts in accumulation period	1,851,011	1,303,210	3,504,227	553,992	4,160,303
Net assets applicable to contracts in payment period	—	514	6,237	—	—
Net assets applicable to seed money	36	383	—	—	99
Total net assets	$1,851,047	$1,304,107	$3,510,464	$553,992	$4,160,402
(1) Investment shares	67,213	48,336	324,143	163,903	693,400
(2) Investments, at cost	$893,838	$674,390	$3,375,070	$958,928	$4,709,589

December 31, 2020 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Assets
Investments, at fair value(1),(2)	$1,802,187	$6,691,268	$940,452	$6,853,806	$711,121
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	98	806	—	353	—
Receivable for share redemptions	2,043	17,826	1,393	23,766	650
Total assets	1,804,328	6,709,900	941,845	6,877,925	711,771

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,582	5,253	741	6,703	650
Contract terminations	461	12,573	652	17,063	—
Payable for investments purchased	98	806	—	353	—
Total liabilities	2,141	18,632	1,393	24,119	650
Net assets applicable to contracts in accumulation period	1,800,924	6,691,268	935,383	6,853,038	710,144
Net assets applicable to contracts in payment period	—	—	4,662	—	—
Net assets applicable to seed money	1,263	—	407	768	977
Total net assets	$1,802,187	$6,691,268	$940,452	$6,853,806	$711,121
(1) Investment shares	156,576	135,068	29,071	667,362	51,983
(2) Investments, at cost	$1,637,107	$2,977,685	$599,005	$6,848,598	$680,366

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	5

Statement of Assets and Liabilities

December 31, 2020 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$4,160,485	$35,393,542	$6,738,796	$23,375,312	$2,804,750
Dividends receivable	10,483	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	524	4,613	10	—	371
Receivable for share redemptions	3,492	30,215	6,050	25,509	2,146
Total assets	4,174,984	35,428,370	6,744,856	23,400,821	2,807,267

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,331	30,215	5,071	18,936	2,146
Contract terminations	160	—	979	6,573	—
Payable for investments purchased	11,008	4,613	10	—	371
Total liabilities	14,499	34,828	6,060	25,509	2,517
Net assets applicable to contracts in accumulation period	4,154,638	35,369,093	6,699,964	23,350,089	2,803,789
Net assets applicable to contracts in payment period	5,847	22,391	38,417	23,531	845
Net assets applicable to seed money	—	2,058	415	1,692	116
Total net assets	$4,160,485	$35,393,542	$6,738,796	$23,375,312	$2,804,750
(1) Investment shares	460,740	757,405	310,258	626,852	106,848
(2) Investments, at cost	$4,255,694	$24,331,709	$4,963,122	$19,067,631	$1,998,444

December 31, 2020 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$8,189,305	$2,684,757	$3,434,831	$8,928,505	$7,785,682
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	188	803	57	586	—
Receivable for share redemptions	7,169	1,988	3,190	8,601	9,979
Total assets	8,196,662	2,687,548	3,438,078	8,937,692	7,795,661

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,169	1,988	3,190	7,522	6,510
Contract terminations	—	—	—	1,079	3,469
Payable for investments purchased	188	803	57	586	—
Total liabilities	7,357	2,791	3,247	9,187	9,979
Net assets applicable to contracts in accumulation period	8,188,597	2,626,930	3,433,878	8,927,458	7,784,327
Net assets applicable to contracts in payment period	—	57,827	—	—	—
Net assets applicable to seed money	708	—	953	1,047	1,355
Total net assets	$8,189,305	$2,684,757	$3,434,831	$8,928,505	$7,785,682
(1) Investment shares	701,139	188,934	228,380	538,186	536,944
(2) Investments, at cost	$8,003,601	$3,066,756	$3,470,313	$9,611,538	$8,378,352

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I	Invesco Opp VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$6,943,041	$519,958	$4,304,679	$877,679	$8,832,962
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	344	188	814	—	—
Receivable for share redemptions	7,405	473	3,294	669	15,130
Total assets	6,950,790	520,619	4,308,787	878,348	8,848,092

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,182	473	3,294	609	7,615
Contract terminations	2,223	—	—	60	7,515
Payable for investments purchased	344	188	814	—	—
Total liabilities	7,749	661	4,108	669	15,130
Net assets applicable to contracts in accumulation period	6,898,051	518,953	4,304,679	877,679	8,830,337
Net assets applicable to contracts in payment period	44,990	—	—	—	—
Net assets applicable to seed money	—	1,005	—	—	2,625
Total net assets	$6,943,041	$519,958	$4,304,679	$877,679	$8,832,962
(1) Investment shares	402,962	55,197	214,376	8,208	171,981
(2) Investments, at cost	$6,047,987	$506,101	$3,310,434	$635,977	$6,551,270

December 31, 2020 (continued)	Inves Opp VI Gbl Strat Inc, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$9,533,655	$5,132,231	$2,390,767	$1,261,034	$4,569,641
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,186	—	16,280	2,047	—
Receivable for share redemptions	8,994	9,321	1,823	1,179	6,011
Total assets	9,548,835	5,141,552	2,408,870	1,264,260	4,575,652

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,615	4,520	1,823	1,179	3,521
Contract terminations	1,379	4,801	—	—	2,490
Payable for investments purchased	6,186	—	16,280	2,047	—
Total liabilities	15,180	9,321	18,103	3,226	6,011
Net assets applicable to contracts in accumulation period	9,527,712	5,130,367	2,388,822	1,259,875	4,569,418
Net assets applicable to contracts in payment period	5,134	—	—	—	—
Net assets applicable to seed money	809	1,864	1,945	1,159	223
Total net assets	$9,533,655	$5,132,231	$2,390,767	$1,261,034	$4,569,641
(1) Investment shares	1,906,731	190,718	28,357	122,549	284,358
(2) Investments, at cost	$9,958,041	$4,186,240	$1,437,042	$1,280,009	$4,203,049

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2020 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Assets
Investments, at fair value(1),(2)	$675,959	$1,594,615	$2,856,936	$1,610,196	$723,979
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	27	20	405	—
Receivable for share redemptions	616	1,537	2,987	1,141	634
Total assets	676,575	1,596,179	2,859,943	1,611,742	724,613

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	540	1,256	2,212	1,141	634
Contract terminations	76	281	775	—	—
Payable for investments purchased	—	27	20	405	—
Total liabilities	616	1,564	3,007	1,546	634
Net assets applicable to contracts in accumulation period	675,959	1,574,507	2,829,360	1,610,196	722,850
Net assets applicable to contracts in payment period	—	20,108	27,180	—	—
Net assets applicable to seed money	—	—	396	—	1,129
Total net assets	$675,959	$1,594,615	$2,856,936	$1,610,196	$723,979
(1) Investment shares	26,281	50,303	68,217	44,055	69,331
(2) Investments, at cost	$567,062	$1,257,680	$2,204,674	$976,598	$671,498

December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Assets
Investments, at fair value(1),(2)	$9,147,504	$1,419,741	$1,470,217	$1,070,555	$3,345,378
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	76	1,249	—	197	146
Receivable for share redemptions	9,202	2,685	1,034	765	2,838
Total assets	9,156,782	1,423,675	1,471,251	1,071,517	3,348,362

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,202	1,252	1,034	765	2,764
Contract terminations	—	1,433	—	—	74
Payable for investments purchased	76	1,249	—	197	146
Total liabilities	9,278	3,934	1,034	962	2,984
Net assets applicable to contracts in accumulation period	9,145,709	1,418,689	1,470,217	1,070,555	3,342,061
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,795	1,052	—	—	3,317
Total net assets	$9,147,504	$1,419,741	$1,470,217	$1,070,555	$3,345,378
(1) Investment shares	198,427	101,555	71,718	29,266	70,016
(2) Investments, at cost	$7,945,540	$1,329,526	$646,758	$999,086	$2,153,333

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Assets
Investments, at fair value(1),(2)	$980,265	$3,975,507	$2,478,218	$5,224,526	$5,636,310
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	278	—	975	79
Receivable for share redemptions	934	3,316	4,907	4,625	14,021
Total assets	981,199	3,979,101	2,483,125	5,230,126	5,650,410

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	934	3,041	1,708	4,316	4,680
Contract terminations	—	275	3,199	309	9,341
Payable for investments purchased	—	278	—	975	79
Total liabilities	934	3,594	4,907	5,600	14,100
Net assets applicable to contracts in accumulation period	978,891	3,975,372	2,478,218	5,218,447	5,632,101
Net assets applicable to contracts in payment period	—	—	—	4,476	—
Net assets applicable to seed money	1,374	135	—	1,603	4,209
Total net assets	$980,265	$3,975,507	$2,478,218	$5,224,526	$5,636,310
(1) Investment shares	72,451	161,147	104,965	150,606	198,462
(2) Investments, at cost	$893,410	$2,979,908	$1,705,308	$4,384,363	$3,005,650

December 31, 2020 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$779,870	$720,539	$114,521	$3,803,593	$318,696
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	369	27	—	2,888	—
Receivable for share redemptions	799	560	102	3,327	292
Total assets	781,038	721,126	114,623	3,809,808	318,988

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	601	560	102	3,157	292
Contract terminations	198	—	—	170	—
Payable for investments purchased	369	27	—	2,888	—
Total liabilities	1,168	587	102	6,215	292
Net assets applicable to contracts in accumulation period	779,870	720,380	112,990	3,802,739	317,081
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	159	1,531	854	1,615
Total net assets	$779,870	$720,539	$114,521	$3,803,593	$318,696
(1) Investment shares	91,106	49,016	11,108	339,304	24,107
(2) Investments, at cost	$835,194	$544,213	$108,236	$3,648,996	$296,450

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	9

Statement of Assets and Liabilities

December 31, 2020 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$5,772,301	$1,214,834	$560,038	$1,101,483	$1,593,091
Dividends receivable	8,930	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	56	—	2	568	1,633
Receivable for share redemptions	5,061	902	385	780	1,438
Total assets	5,786,348	1,215,736	560,425	1,102,831	1,596,162

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,061	902	385	780	1,438
Contract terminations	—	—	—	—	—
Payable for investments purchased	8,986	—	2	568	1,633
Total liabilities	14,047	902	387	1,348	3,071
Net assets applicable to contracts in accumulation period	5,748,315	1,214,834	555,677	1,101,162	1,592,225
Net assets applicable to contracts in payment period	—	—	4,080	—	—
Net assets applicable to seed money	23,986	—	281	321	866
Total net assets	$5,772,301	$1,214,834	$560,038	$1,101,483	$1,593,091
(1) Investment shares	498,041	70,344	33,983	24,875	115,274
(2) Investments, at cost	$5,538,147	$1,019,807	$438,454	$730,401	$1,874,847

December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$1,120,609	$41,513,884	$44,452,560	$36,941,423	$29,428,690
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,063	3,669	29,834	1,300	125
Receivable for share redemptions	1,023	35,205	35,127	76,643	34,772
Total assets	1,122,695	41,552,758	44,517,521	37,019,366	29,463,587

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,023	35,205	35,077	33,078	24,772
Contract terminations	—	—	50	43,565	10,000
Payable for investments purchased	1,063	3,669	29,834	1,300	125
Total liabilities	2,086	38,874	64,961	77,943	34,897
Net assets applicable to contracts in accumulation period	1,118,451	41,513,679	44,452,560	36,940,819	29,428,601
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,158	205	—	604	89
Total net assets	$1,120,609	$41,513,884	$44,452,560	$36,941,423	$29,428,690
(1) Investment shares	95,943	1,639,569	1,752,861	2,262,181	1,803,229
(2) Investments, at cost	$800,598	$24,432,460	$22,026,591	$29,852,256	$21,938,935

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$9,714,790	$20,145,728	$52,929,799	$106,709,784	$650,069,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	39	—	99,415	126,399
Receivable for share redemptions	8,097	17,208	48,643	95,026	636,098
Total assets	9,722,887	20,162,975	52,978,442	106,904,225	650,831,914

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,097	17,208	47,833	95,026	548,948
Contract terminations	—	—	810	—	87,150
Payable for investments purchased	—	39	—	99,415	126,399
Total liabilities	8,097	17,247	48,643	194,441	762,497
Net assets applicable to contracts in accumulation period	9,714,417	20,145,288	52,929,542	106,709,523	650,069,255
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	373	440	257	261	162
Total net assets	$9,714,790	$20,145,728	$52,929,799	$106,709,784	$650,069,417
(1) Investment shares	789,179	1,535,498	3,860,671	7,274,014	39,043,208
(2) Investments, at cost	$8,378,642	$17,118,330	$45,166,570	$84,810,784	$472,280,513

December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,053,890,780	$482,331,165	$455,608,912	$190,172,785	$132,159,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,546	16,070	1,475	3,921	3,635
Receivable for share redemptions	962,425	429,436	414,216	277,910	107,090
Total assets	1,054,856,751	482,776,671	456,024,603	190,454,616	132,270,472

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	920,822	419,841	366,925	160,481	106,061
Contract terminations	41,603	9,595	47,291	117,429	1,029
Payable for investments purchased	3,546	16,070	1,475	3,921	3,635
Total liabilities	965,971	445,506	415,691	281,831	110,725
Net assets applicable to contracts in accumulation period	1,053,890,676	482,123,830	455,608,912	190,000,042	132,159,697
Net assets applicable to contracts in payment period	—	207,186	—	172,493	—
Net assets applicable to seed money	104	149	—	250	50
Total net assets	$1,053,890,780	$482,331,165	$455,608,912	$190,172,785	$132,159,747
(1) Investment shares	61,523,104	23,100,152	21,799,469	8,239,722	5,718,726
(2) Investments, at cost	$740,726,191	$308,335,321	$241,303,652	$113,702,856	$65,773,468

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	11

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$95,549,354	$86,036,128	$1,592,676	$3,482,621	$34,877,804
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	47,857	1,037	3	—	—
Receivable for share redemptions	182,753	72,835	1,748	8,908	30,985
Total assets	95,779,964	86,110,000	1,594,427	3,491,529	34,908,789

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	83,122	71,166	1,259	2,633	30,985
Contract terminations	99,631	1,669	489	6,275	—
Payable for investments purchased	47,857	1,037	3	—	—
Total liabilities	230,610	73,872	1,751	8,908	30,985
Net assets applicable to contracts in accumulation period	95,420,940	86,036,102	1,592,609	3,482,580	34,877,498
Net assets applicable to contracts in payment period	127,942	—	—	—	—
Net assets applicable to seed money	472	26	67	41	306
Total net assets	$95,549,354	$86,036,128	$1,592,676	$3,482,621	$34,877,804
(1) Investment shares	5,176,021	4,653,117	57,831	116,671	2,614,528
(2) Investments, at cost	$69,100,023	$53,572,225	$610,349	$1,842,996	$30,948,682

December 31, 2020 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Assets
Investments, at fair value(1),(2)	$214,262,539	$128,964,032	$8,060,364	$13,240,357	$2,407,352
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,574	117,858	—	—	586
Receivable for share redemptions	182,420	111,257	12,659	26,689	1,735
Total assets	214,446,533	129,193,147	8,073,023	13,267,046	2,409,673

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	182,420	111,257	6,088	9,868	1,735
Contract terminations	—	—	6,571	16,821	—
Payable for investments purchased	1,574	117,858	—	—	586
Total liabilities	183,994	229,115	12,659	26,689	2,321
Net assets applicable to contracts in accumulation period	214,262,273	128,963,750	8,048,967	13,205,180	2,407,352
Net assets applicable to contracts in payment period	—	—	11,397	35,177	—
Net assets applicable to seed money	266	282	—	—	—
Total net assets	$214,262,539	$128,964,032	$8,060,364	$13,240,357	$2,407,352
(1) Investment shares	14,438,176	9,133,430	287,562	537,570	110,025
(2) Investments, at cost	$182,028,136	$109,334,864	$7,667,134	$13,600,647	$1,772,031

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$1,319,448	$2,786,133	$5,980,830	$684,479
Dividends receivable	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	132	—	—
Receivable for share redemptions	1,621	2,271	6,087	624
Total assets	1,321,069	2,788,536	5,986,917	685,103

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,007	2,233	4,897	624
Contract terminations	614	38	1,190	—
Payable for investments purchased	—	132	—	—
Total liabilities	1,621	2,403	6,087	624
Net assets applicable to contracts in accumulation period	1,301,925	2,695,248	5,978,410	683,448
Net assets applicable to contracts in payment period	17,362	88,690	—	—
Net assets applicable to seed money	161	2,195	2,420	1,031
Total net assets	$1,319,448	$2,786,133	$5,980,830	$684,479
(1) Investment shares	687,212	94,031	406,306	89,125
(2) Investments, at cost	$1,999,837	$2,097,314	$3,901,702	$673,727

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	13

Statement of Operations

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$12,957	$2,558	$55,539	$59,648	$35,297
Variable account expenses	10,039	5,157	35,923	33,792	11,992
Investment income (loss) — net	2,918	(2,599)	19,616	25,856	23,305

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	91,526	186,391	593,976	674,455	310,537
Cost of investments sold	84,822	113,354	587,284	831,384	427,933
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	(117,396)
Distributions from capital gains	—	53,844	226,880	—	—
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	(367,027)
Net gain (loss) on investments	30,813	183,716	61,682	(3,936)	(484,423)
Net increase (decrease) in net assets resulting from operations	$33,731	$181,117	$81,298	$21,920	$(461,118)

Year ended December 31, 2020 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$3,741	$33,971	$—	$197,327	$42,461
Variable account expenses	8,349	19,473	22,235	89,213	32,129
Investment income (loss) — net	(4,608)	14,498	(22,235)	108,114	10,332

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	121,501	521,135	1,205,468	2,172,211	799,447
Cost of investments sold	92,793	483,351	915,936	1,864,451	801,677
Net realized gain (loss) on sales of investments	28,708	37,784	289,532	307,760	(2,230)
Distributions from capital gains	14,426	—	182,295	251,582	203,469
Net change in unrealized appreciation or depreciation of investments	189,666	(67,020)	598,127	(981,569)	354,106
Net gain (loss) on investments	232,800	(29,236)	1,069,954	(422,227)	555,345
Net increase (decrease) in net assets resulting from operations	$228,192	$(14,738)	$1,047,719	$(314,113)	$565,677

Year ended December 31, 2020 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$10,017	$—	$76,737	$—	$—
Variable account expenses	5,728	397,518	4,019	40,010	189,756
Investment income (loss) — net	4,289	(397,518)	72,718	(40,010)	(189,756)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	79,641	5,604,689	50,329	681,943	2,820,483
Cost of investments sold	65,552	4,286,596	71,564	517,138	1,226,645
Net realized gain (loss) on sales of investments	14,089	1,318,093	(21,235)	164,805	1,593,838
Distributions from capital gains	20,670	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	55,244	4,870,591	(63,768)	562,998	713,045
Net gain (loss) on investments	90,003	6,188,684	(85,003)	727,803	2,306,883
Net increase (decrease) in net assets resulting from operations	$94,292	$5,791,166	$(12,285)	$687,793	$2,117,127

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$35,931	$38,368	$191,600	$22,995
Variable account expenses	190,680	9,989	69,911	35,201	102,452
Investment income (loss) — net	(190,680)	25,942	(31,543)	156,399	(79,457)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,586,208	136,917	2,365,166	689,431	7,792,720
Cost of investments sold	1,835,050	141,287	2,093,039	842,734	7,792,669
Net realized gain (loss) on sales of investments	1,751,158	(4,370)	272,127	(153,303)	51
Distributions from capital gains	—	—	840,689	—	4,445
Net change in unrealized appreciation or depreciation of investments	(1,874,415)	37,615	911,049	114,705	(50)
Net gain (loss) on investments	(123,257)	33,245	2,023,865	(38,598)	4,446
Net increase (decrease) in net assets resulting from operations	$(313,937)	$59,187	$1,992,322	$117,801	$(75,011)

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$384,073	$275,881	$458,554	$—	$—
Variable account expenses	67,658	55,827	159,602	36,728	468,861
Investment income (loss) — net	316,415	220,054	298,952	(36,728)	(468,861)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,334,718	1,211,095	2,939,135	752,900	5,586,902
Cost of investments sold	1,369,924	1,374,404	2,794,296	310,074	4,005,046
Net realized gain (loss) on sales of investments	(35,206)	(163,309)	144,839	442,826	1,581,856
Distributions from capital gains	—	—	192,971	—	—
Net change in unrealized appreciation or depreciation of investments	47,951	180,592	1,145,948	827,274	7,294,649
Net gain (loss) on investments	12,745	17,283	1,483,758	1,270,100	8,876,505
Net increase (decrease) in net assets resulting from operations	$329,160	$237,337	$1,782,710	$1,233,372	$8,407,644

Year ended December 31, 2020 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$86,291	$31,540	$—	$52,423	$—
Variable account expenses	33,852	11,517	42,331	36,185	7,204
Investment income (loss) — net	52,439	20,023	(42,331)	16,238	(7,204)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,217,280	195,750	675,381	571,810	261,153
Cost of investments sold	1,191,576	178,232	293,192	605,347	200,529
Net realized gain (loss) on sales of investments	25,704	17,518	382,189	(33,537)	60,624
Distributions from capital gains	—	19,168	—	41,137	—
Net change in unrealized appreciation or depreciation of investments	69,917	87,209	810,454	178,317	(15,523)
Net gain (loss) on investments	95,621	123,895	1,192,643	185,917	45,101
Net increase (decrease) in net assets resulting from operations	$148,060	$143,918	$1,150,312	$202,155	$37,897

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	15

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$—	$—	$89,096	$28,776	$23,518
Variable account expenses	15,154	10,126	31,687	4,402	38,161
Investment income (loss) — net	(15,154)	(10,126)	57,409	24,374	(14,643)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	323,749	245,899	499,631	97,486	928,451
Cost of investments sold	201,441	160,353	481,227	194,539	1,099,949
Net realized gain (loss) on sales of investments	122,308	85,546	18,404	(97,053)	(171,498)
Distributions from capital gains	—	—	12,880	—	75,772
Net change in unrealized appreciation or depreciation of investments	(33,157)	(12,591)	45,721	55,935	433,516
Net gain (loss) on investments	89,151	72,955	77,005	(41,118)	337,790
Net increase (decrease) in net assets resulting from operations	$73,997	$62,829	$134,414	$(16,744)	$323,147

Year ended December 31, 2020 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Investment income
Dividend income	$2,292	$—	$—	$158,962	$13,032
Variable account expenses	15,551	57,994	7,522	60,167	6,085
Investment income (loss) — net	(13,259)	(57,994)	(7,522)	98,795	6,947

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	370,758	1,739,366	185,577	2,383,961	71,744
Cost of investments sold	419,906	925,493	142,121	2,376,180	76,159
Net realized gain (loss) on sales of investments	(49,148)	813,873	43,456	7,781	(4,415)
Distributions from capital gains	—	—	—	18,891	—
Net change in unrealized appreciation or depreciation of investments	108,349	934,336	15,493	(37,221)	28,286
Net gain (loss) on investments	59,201	1,748,209	58,949	(10,549)	23,871
Net increase (decrease) in net assets resulting from operations	$45,942	$1,690,215	$51,427	$88,246	$30,818

Year ended December 31, 2020 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Investment income
Dividend income	$151,573	$24,050	$118,119	$79,851	$5,509
Variable account expenses	42,993	311,945	54,789	189,439	22,483
Investment income (loss) — net	108,580	(287,895)	63,330	(109,588)	(16,974)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,482,141	7,988,753	965,804	5,239,339	393,271
Cost of investments sold	1,571,298	6,527,097	815,712	5,540,545	332,372
Net realized gain (loss) on sales of investments	(89,157)	1,461,656	150,092	(301,206)	60,899
Distributions from capital gains	—	163,508	339,146	—	10,863
Net change in unrealized appreciation or depreciation of investments	(26,537)	6,641,661	(208,172)	3,535,094	290,487
Net gain (loss) on investments	(115,694)	8,266,825	281,066	3,233,888	362,249
Net increase (decrease) in net assets resulting from operations	$(7,114)	$7,978,930	$344,396	$3,124,300	$345,275

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$233,426	$93,259	$171,148	$230,959	$99,749
Variable account expenses	75,504	24,404	32,237	81,799	65,327
Investment income (loss) — net	157,922	68,855	138,911	149,160	34,422

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,428,174	731,166	495,748	1,656,968	1,323,690
Cost of investments sold	1,455,755	876,316	557,125	1,965,752	1,860,204
Net realized gain (loss) on sales of investments	(27,581)	(145,150)	(61,377)	(308,784)	(536,514)
Distributions from capital gains	72,814	299,594	2,424	321,096	424,257
Net change in unrealized appreciation or depreciation of investments	220,241	(521,887)	(94,048)	(781,149)	174,455
Net gain (loss) on investments	265,474	(367,443)	(153,001)	(768,837)	62,198
Net increase (decrease) in net assets resulting from operations	$423,396	$(298,588)	$(14,090)	$(619,677)	$96,620

Year ended December 31, 2020 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(1)	Invesco Opp VI Global, Ser II
Investment income
Dividend income	$38,668	$8,758	$33,529	$279	$32,515
Variable account expenses	53,067	3,780	36,115	4,287	73,075
Investment income (loss) — net	(14,399)	4,978	(2,586)	(4,008)	(40,560)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	686,669	190,447	679,169	77,369	1,029,888
Cost of investments sold	713,072	187,616	570,466	67,796	954,619
Net realized gain (loss) on sales of investments	(26,403)	2,831	108,703	9,573	75,269
Distributions from capital gains	98,222	—	168,443	58,089	269,634
Net change in unrealized appreciation or depreciation of investments	364,936	20,875	332,569	241,702	1,511,293
Net gain (loss) on investments	436,755	23,706	609,715	309,364	1,856,196
Net increase (decrease) in net assets resulting from operations	$422,356	$28,684	$607,129	$305,356	$1,815,636

(1) For the period April 24, 2020 (commencement of operations) to December 31, 2020.

Year ended December 31, 2020 (continued)	Inves Opp VI Gbl Strat Inc, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$501,919	$15,460	$—	$80,673	$90,819
Variable account expenses	89,785	42,699	18,980	11,495	37,569
Investment income (loss) — net	412,134	(27,239)	(18,980)	69,178	53,250

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,767,377	629,124	663,477	137,209	846,352
Cost of investments sold	1,923,830	659,598	488,803	142,227	881,694
Net realized gain (loss) on sales of investments	(156,453)	(30,474)	174,674	(5,018)	(35,342)
Distributions from capital gains	—	61,648	156,448	53,892	112,923
Net change in unrealized appreciation or depreciation of investments	(150,227)	815,132	352,419	(14,680)	(264,795)
Net gain (loss) on investments	(306,680)	846,306	683,541	34,194	(187,214)
Net increase (decrease) in net assets resulting from operations	$105,454	$819,067	$664,561	$103,372	$(133,964)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	17

Statement of Operations

Year ended December 31, 2020 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Investment income
Dividend income	$19,541	$1,419	$53,957	$—	$13,303
Variable account expenses	6,069	13,833	23,418	10,845	6,678
Investment income (loss) — net	13,472	(12,414)	30,539	(10,845)	6,625

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	122,854	433,821	509,628	333,038	89,014
Cost of investments sold	113,831	381,751	467,254	209,809	91,541
Net realized gain (loss) on sales of investments	9,023	52,070	42,374	123,229	(2,527)
Distributions from capital gains	16,251	37,287	58,815	113,881	11,101
Net change in unrealized appreciation or depreciation of investments	(55,700)	102,008	151,523	266,736	82,412
Net gain (loss) on investments	(30,426)	191,365	252,712	503,846	90,986
Net increase (decrease) in net assets resulting from operations	$(16,954)	$178,951	$283,251	$493,001	$97,611

Year ended December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Investment income
Dividend income	$109,178	$31,413	$—	$10,918	$6,542
Variable account expenses	81,816	13,460	9,718	7,534	29,386
Investment income (loss) — net	27,362	17,953	(9,718)	3,384	(22,844)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,496,403	310,219	199,949	115,659	931,223
Cost of investments sold	1,449,695	294,376	92,500	132,078	659,608
Net realized gain (loss) on sales of investments	46,708	15,843	107,449	(16,419)	271,615
Distributions from capital gains	94,850	—	104,022	—	254,754
Net change in unrealized appreciation or depreciation of investments	746,127	76,570	301,135	148,827	330,734
Net gain (loss) on investments	887,685	92,413	512,606	132,408	857,103
Net increase (decrease) in net assets resulting from operations	$915,047	$110,366	$502,888	$135,792	$834,259

Year ended December 31, 2020 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Investment income
Dividend income	$4,886	$7,941	$—	$111,790	$—
Variable account expenses	8,101	31,806	16,478	50,793	37,299
Investment income (loss) — net	(3,215)	(23,865)	(16,478)	60,997	(37,299)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	238,757	563,266	333,126	2,159,365	1,550,291
Cost of investments sold	233,692	448,718	286,896	1,884,279	1,057,697
Net realized gain (loss) on sales of investments	5,065	114,548	46,230	275,086	492,594
Distributions from capital gains	8,484	349,112	219,446	132,271	410,287
Net change in unrealized appreciation or depreciation of investments	45,476	287,248	543,982	(252,055)	2,489,172
Net gain (loss) on investments	59,025	750,908	809,658	155,302	3,392,053
Net increase (decrease) in net assets resulting from operations	$55,810	$727,043	$793,180	$216,299	$3,354,754

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Investment income
Dividend income	$34,148	$3,251	$1,047	$180,214	$22,253
Variable account expenses	7,022	5,873	1,293	36,027	3,001
Investment income (loss) — net	27,126	(2,622)	(246)	144,187	19,252

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	249,252	103,774	31,436	929,841	34,209
Cost of investments sold	269,543	87,912	32,002	994,732	34,635
Net realized gain (loss) on sales of investments	(20,291)	15,862	(566)	(64,891)	(426)
Distributions from capital gains	16,106	32,850	8,636	—	5,493
Net change in unrealized appreciation or depreciation of investments	(186,420)	28,015	(1,153)	120,370	17,654
Net gain (loss) on investments	(190,605)	76,727	6,917	55,479	22,721
Net increase (decrease) in net assets resulting from operations	$(163,479)	$74,105	$6,671	$199,666	$41,973

Year ended December 31, 2020 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2
Investment income
Dividend income	$96,261	$5,662	$7,655	$3,914	$147,188
Variable account expenses	51,393	9,986	3,919	8,019	17,854
Investment income (loss) — net	44,868	(4,324)	3,736	(4,105)	129,334

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,352,580	181,763	54,613	110,496	369,292
Cost of investments sold	1,310,025	169,831	53,360	86,368	428,066
Net realized gain (loss) on sales of investments	42,555	11,932	1,253	24,128	(58,774)
Distributions from capital gains	58,446	106,690	—	81,967	—
Net change in unrealized appreciation or depreciation of investments	188,912	48,356	46,942	139,398	(183,171)
Net gain (loss) on investments	289,913	166,978	48,195	245,493	(241,945)
Net increase (decrease) in net assets resulting from operations	$334,781	$162,654	$51,931	$241,388	$(112,611)

Year ended December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Investment income
Dividend income	$26,873	$—	$—	$—	$—
Variable account expenses	10,363	378,676	375,142	351,545	273,296
Investment income (loss) — net	16,510	(378,676)	(375,142)	(351,545)	(273,296)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	237,298	7,079,548	5,444,920	8,321,897	5,157,854
Cost of investments sold	183,760	4,944,817	3,082,381	7,146,762	4,008,034
Net realized gain (loss) on sales of investments	53,538	2,134,731	2,362,539	1,175,135	1,149,820
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,847	3,232,371	3,466,200	1,851,356	1,326,311
Net gain (loss) on investments	252,385	5,367,102	5,828,739	3,026,491	2,476,131
Net increase (decrease) in net assets resulting from operations	$268,895	$4,988,426	$5,453,597	$2,674,946	$2,202,835
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	19

Statement of Operations

Year ended December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	88,110	169,761	491,691	1,053,810	5,786,222
Investment income (loss) — net	(88,110)	(169,761)	(491,691)	(1,053,810)	(5,786,222)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	966,144	1,534,735	13,556,006	13,449,948	42,500,785
Cost of investments sold	878,205	1,377,215	12,285,834	11,457,940	34,174,518
Net realized gain (loss) on sales of investments	87,939	157,520	1,270,172	1,992,008	8,326,267
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	642,176	1,596,729	2,698,851	7,049,793	57,026,958
Net gain (loss) on investments	730,115	1,754,249	3,969,023	9,041,801	65,353,225
Net increase (decrease) in net assets resulting from operations	$642,005	$1,584,488	$3,477,332	$7,987,991	$59,567,003

Year ended December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	10,169,727	4,581,911	4,201,929	1,777,427	1,225,744
Investment income (loss) — net	(10,169,727)	(4,581,911)	(4,201,929)	(1,777,427)	(1,225,744)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	78,049,348	55,321,037	75,628,828	34,196,078	31,749,625
Cost of investments sold	59,166,653	38,843,631	44,875,897	23,343,200	17,915,375
Net realized gain (loss) on sales of investments	18,882,695	16,477,406	30,752,931	10,852,878	13,834,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,487,593	39,072,172	21,321,737	12,810,881	2,345,518
Net gain (loss) on investments	99,370,288	55,549,578	52,074,668	23,663,759	16,179,768
Net increase (decrease) in net assets resulting from operations	$89,200,561	$50,967,667	$47,872,739	$21,886,332	$14,954,024

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	892,288	809,843	13,628	26,576	301,315
Investment income (loss) — net	(892,288)	(809,843)	(13,628)	(26,576)	(301,315)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,403,898	13,802,789	349,008	716,538	2,912,414
Cost of investments sold	11,124,085	9,277,272	159,578	473,117	2,710,359
Net realized gain (loss) on sales of investments	3,279,813	4,525,517	189,430	243,421	202,055
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,205,051	4,131,710	34,087	(143,220)	1,763,392
Net gain (loss) on investments	9,484,864	8,657,227	223,517	100,201	1,965,447
Net increase (decrease) in net assets resulting from operations	$8,592,576	$7,847,384	$209,889	$73,625	$1,664,132

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Investment income
Dividend income	$—	$—	$146,423	$—	$18,898
Variable account expenses	1,887,957	1,203,854	63,669	100,083	19,276
Investment income (loss) — net	(1,887,957)	(1,203,854)	82,754	(100,083)	(378)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,373,256	11,048,926	1,340,282	2,592,376	234,386
Cost of investments sold	13,787,521	9,957,108	1,560,856	3,377,620	185,693
Net realized gain (loss) on sales of investments	1,585,735	1,091,818	(220,574)	(785,244)	48,693
Distributions from capital gains	—	—	261,330	1,238,761	183,105
Net change in unrealized appreciation or depreciation of investments	10,727,050	5,886,094	742,199	1,991,845	104,899
Net gain (loss) on investments	12,312,785	6,977,912	782,955	2,445,362	336,697
Net increase (decrease) in net assets resulting from operations	$10,424,828	$5,774,058	$865,709	$2,345,279	$336,319

Year ended December 31, 2020 (continued)		WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income		$30,576	$10,931	$—	$23,479
Variable account expenses		10,825	22,884	44,207	6,714
Investment income (loss) — net		19,751	(11,953)	(44,207)	16,765

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales		381,032	537,927	1,036,886	90,277
Cost of investments sold		777,585	452,026	967,680	96,382
Net realized gain (loss) on sales of investments		(396,553)	85,901	69,206	(6,105)
Distributions from capital gains		—	188,974	256,197	—
Net change in unrealized appreciation or depreciation of investments		362,299	213,576	1,823,867	23,977
Net gain (loss) on investments		(34,254)	488,451	2,149,270	17,872
Net increase (decrease) in net assets resulting from operations		$(14,503)	$476,498	$2,105,063	$34,637

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	21

Statement of Changes in Net Assets

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,918	$(2,599)	$19,616	$25,856	$23,305
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	(117,396)
Distributions from capital gains	—	53,844	226,880	—	—
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	(367,027)
Net increase (decrease) in net assets resulting from operations	33,731	181,117	81,298	21,920	(461,118)

Contract transactions
Contract purchase payments	16,470	4,383	27,289	80,344	48,259
Net transfers(1)	(69,155)	(19,161)	35,528	(24,043)	45,181
Transfers for policy loans	—	(45)	(8,299)	13,740	(1,993)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(797)	—
Contract charges	(216)	(728)	(2,392)	(5,889)	(529)
Contract terminations:
Surrender benefits	(5,340)	(117,407)	(260,616)	(368,553)	(57,564)
Death benefits	—	(1,661)	(69)	(44,240)	(64,166)
Increase (decrease) from contract transactions	(58,241)	(134,619)	(208,559)	(349,438)	(30,812)
Net assets at beginning of year	963,887	594,153	4,720,341	4,711,968	1,768,945
Net assets at end of year	$939,377	$640,651	$4,593,080	$4,384,450	$1,277,015

Accumulation unit activity
Units outstanding at beginning of year	746,299	269,022	1,714,613	2,981,539	1,865,296
Contract purchase payments	13,364	1,908	11,123	71,360	71,244
Net transfers(1)	(53,286)	(13,381)	34,264	(3,507)	86,995
Transfers for policy loans	—	(17)	(2,850)	10,085	(2,008)
Contract charges	(176)	(300)	(982)	(4,108)	(721)
Contract terminations:
Surrender benefits	(4,407)	(45,088)	(108,011)	(282,575)	(85,363)
Death benefits	—	(602)	(25)	(43,349)	(119,652)
Units outstanding at end of year	701,794	211,542	1,648,132	2,729,445	1,815,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(4,608)	$14,498	$(22,235)	$108,114	$10,332
Net realized gain (loss) on sales of investments	28,708	37,784	289,532	307,760	(2,230)
Distributions from capital gains	14,426	—	182,295	251,582	203,469
Net change in unrealized appreciation or depreciation of investments	189,666	(67,020)	598,127	(981,569)	354,106
Net increase (decrease) in net assets resulting from operations	228,192	(14,738)	1,047,719	(314,113)	565,677

Contract transactions
Contract purchase payments	11,104	44,338	8,709	222,399	547,573
Net transfers(1)	(34,994)	(130,896)	(117,486)	(800,835)	(120,326)
Transfers for policy loans	1,184	30	(1,977)	(1,467)	82
Adjustments to net assets allocated to contracts in payment period	(202)	—	—	(1,738)	—
Contract charges	(401)	(1,134)	(1,813)	(3,798)	(1,203)
Contract terminations:
Surrender benefits	(28,864)	(223,877)	(213,703)	(735,832)	(353,907)
Death benefits	(21,549)	(1,090)	(18,809)	(168,942)	(90,961)
Increase (decrease) from contract transactions	(73,722)	(312,629)	(345,079)	(1,490,213)	(18,742)
Net assets at beginning of year	1,000,681	2,468,855	2,449,205	11,600,736	3,164,049
Net assets at end of year	$1,155,151	$2,141,488	$3,151,845	$9,796,410	$3,710,984

Accumulation unit activity
Units outstanding at beginning of year	466,108	868,426	704,437	3,996,645	2,233,514
Contract purchase payments	4,919	17,701	2,275	85,448	369,772
Net transfers(1)	(14,233)	(47,413)	(35,376)	(320,568)	(97,112)
Transfers for policy loans	654	(48)	(542)	(205)	54
Contract charges	(188)	(462)	(435)	(1,499)	(819)
Contract terminations:
Surrender benefits	(14,740)	(86,047)	(52,911)	(312,639)	(252,672)
Death benefits	(10,457)	(585)	(4,504)	(65,737)	(59,379)
Units outstanding at end of year	432,063	751,572	612,944	3,381,445	2,193,358

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	23

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$4,289	$(397,518)	$72,718	$(40,010)	$(189,756)
Net realized gain (loss) on sales of investments	14,089	1,318,093	(21,235)	164,805	1,593,838
Distributions from capital gains	20,670	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	55,244	4,870,591	(63,768)	562,998	713,045
Net increase (decrease) in net assets resulting from operations	94,292	5,791,166	(12,285)	687,793	2,117,127

Contract transactions
Contract purchase payments	5,043	3,567,927	58,962	152,241	165,795
Net transfers(1)	(36,581)	1,080,854	30,924	(286,665)	(842,845)
Transfers for policy loans	907	9,838	—	1,420	44,950
Adjustments to net assets allocated to contracts in payment period	—	(23,566)	—	—	(20,015)
Contract charges	(476)	(12,039)	(29)	(466)	(17,390)
Contract terminations:
Surrender benefits	(13,668)	(2,216,905)	(5,578)	(210,096)	(1,299,673)
Death benefits	—	(396,044)	(30,794)	(7,028)	(363,678)
Increase (decrease) from contract transactions	(44,775)	2,010,065	53,485	(350,594)	(2,332,856)
Net assets at beginning of year	703,155	35,755,716	437,638	3,842,524	18,795,607
Net assets at end of year	$752,672	$43,556,947	$478,838	$4,179,723	$18,579,878

Accumulation unit activity
Units outstanding at beginning of year	339,194	15,197,003	793,301	1,836,494	6,767,192
Contract purchase payments	2,416	1,538,284	118,917	73,516	64,303
Net transfers(1)	(17,365)	376,860	64,696	(151,695)	(273,251)
Transfers for policy loans	428	3,435	—	690	13,895
Contract charges	(231)	(4,964)	(60)	(222)	(6,732)
Contract terminations:
Surrender benefits	(6,332)	(948,362)	(10,876)	(99,405)	(482,406)
Death benefits	—	(166,252)	(74,342)	(3,447)	(118,383)
Units outstanding at end of year	318,110	15,996,004	891,636	1,655,931	5,964,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(190,680)	$25,942	$(31,543)	$156,399	$(79,457)
Net realized gain (loss) on sales of investments	1,751,158	(4,370)	272,127	(153,303)	51
Distributions from capital gains	—	—	840,689	—	4,445
Net change in unrealized appreciation or depreciation of investments	(1,874,415)	37,615	911,049	114,705	(50)
Net increase (decrease) in net assets resulting from operations	(313,937)	59,187	1,992,322	117,801	(75,011)

Contract transactions
Contract purchase payments	229,100	463,227	70,270	18,130	388,901
Net transfers(1)	(864,494)	(24,386)	(864,104)	104,566	4,744,718
Transfers for policy loans	25,333	—	12,138	1,699	8,759
Adjustments to net assets allocated to contracts in payment period	(14,873)	—	(2,246)	(92)	(824)
Contract charges	(14,291)	(251)	(7,650)	(7,139)	(12,526)
Contract terminations:
Surrender benefits	(1,666,098)	(36,019)	(784,906)	(355,512)	(3,390,398)
Death benefits	(576,694)	(18,174)	(206,325)	(115,838)	(355,037)
Increase (decrease) from contract transactions	(2,882,017)	384,397	(1,782,823)	(354,186)	1,383,593
Net assets at beginning of year	23,560,712	922,668	8,156,300	3,988,205	8,695,605
Net assets at end of year	$20,364,758	$1,366,252	$8,365,799	$3,751,820	$10,004,187

Accumulation unit activity
Units outstanding at beginning of year	7,525,620	839,103	2,994,674	2,515,572	8,173,494
Contract purchase payments	81,634	407,743	26,987	11,656	370,357
Net transfers(1)	(266,541)	(25,369)	(363,180)	72,782	4,663,394
Transfers for policy loans	8,818	—	4,489	1,084	7,906
Contract charges	(5,555)	(234)	(2,538)	(4,798)	(12,308)
Contract terminations:
Surrender benefits	(626,312)	(32,694)	(322,060)	(227,663)	(3,298,977)
Death benefits	(208,614)	(17,151)	(73,432)	(72,273)	(338,285)
Units outstanding at end of year	6,509,050	1,171,398	2,264,940	2,296,360	9,565,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	25

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$316,415	$220,054	$298,952	$(36,728)	$(468,861)
Net realized gain (loss) on sales of investments	(35,206)	(163,309)	144,839	442,826	1,581,856
Distributions from capital gains	—	—	192,971	—	—
Net change in unrealized appreciation or depreciation of investments	47,951	180,592	1,145,948	827,274	7,294,649
Net increase (decrease) in net assets resulting from operations	329,160	237,337	1,782,710	1,233,372	8,407,644

Contract transactions
Contract purchase payments	36,123	39,512	99,826	26,349	7,825,764
Net transfers(1)	(367,068)	(144,445)	630,180	(118,546)	937,125
Transfers for policy loans	1,250	3,328	(9,313)	1,468	(38,409)
Adjustments to net assets allocated to contracts in payment period	(3,968)	(1,743)	(10,117)	—	—
Contract charges	(3,731)	(10,039)	(24,732)	(4,372)	(12,421)
Contract terminations:
Surrender benefits	(540,844)	(542,131)	(1,571,057)	(435,146)	(2,486,792)
Death benefits	(172,893)	(225,819)	(254,232)	(66,034)	(873,712)
Increase (decrease) from contract transactions	(1,051,131)	(881,337)	(1,139,445)	(596,281)	5,351,555
Net assets at beginning of year	7,472,483	6,556,112	16,357,366	4,149,640	43,550,330
Net assets at end of year	$6,750,512	$5,912,112	$17,000,631	$4,786,731	$57,309,529

Accumulation unit activity
Units outstanding at beginning of year	2,599,028	2,923,650	8,838,926	2,379,665	16,112,676
Contract purchase payments	13,619	18,188	52,121	14,185	2,937,025
Net transfers(1)	(130,002)	(69,565)	328,715	(89,212)	389,181
Transfers for policy loans	413	1,505	(4,540)	942	(15,129)
Contract charges	(1,328)	(4,561)	(13,141)	(2,058)	(4,738)
Contract terminations:
Surrender benefits	(189,207)	(247,390)	(820,639)	(222,986)	(876,847)
Death benefits	(61,085)	(106,408)	(133,590)	(23,409)	(318,732)
Units outstanding at end of year	2,231,438	2,515,419	8,247,852	2,057,127	18,223,436

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$52,439	$20,023	$(42,331)	$16,238	$(7,204)
Net realized gain (loss) on sales of investments	25,704	17,518	382,189	(33,537)	60,624
Distributions from capital gains	—	19,168	—	41,137	—
Net change in unrealized appreciation or depreciation of investments	69,917	87,209	810,454	178,317	(15,523)
Net increase (decrease) in net assets resulting from operations	148,060	143,918	1,150,312	202,155	37,897

Contract transactions
Contract purchase payments	229,468	121,314	67,981	42,501	12,533
Net transfers(1)	548,975	509,411	(235,613)	(105,345)	(94,614)
Transfers for policy loans	111	660	2,793	3,844	(434)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,016)	(3,419)	—
Contract charges	(1,041)	(461)	(1,350)	(1,695)	(342)
Contract terminations:
Surrender benefits	(269,969)	(27,605)	(284,606)	(374,799)	(62,236)
Death benefits	(33,901)	(5,148)	(42,951)	(42,037)	—
Increase (decrease) from contract transactions	473,643	598,171	(495,762)	(480,950)	(145,093)
Net assets at beginning of year	2,915,250	753,841	3,739,886	3,984,296	877,300
Net assets at end of year	$3,536,953	$1,495,930	$4,394,436	$3,705,501	$770,104

Accumulation unit activity
Units outstanding at beginning of year	2,588,209	620,095	1,427,790	2,392,792	329,493
Contract purchase payments	201,332	88,965	21,744	29,815	5,317
Net transfers(1)	507,537	376,164	(79,287)	(73,606)	(38,867)
Transfers for policy loans	108	479	1,150	2,552	(172)
Contract charges	(911)	(337)	(482)	(1,157)	(143)
Contract terminations:
Surrender benefits	(233,380)	(20,784)	(101,679)	(272,330)	(22,940)
Death benefits	(30,151)	(4,279)	(15,169)	(24,052)	—
Units outstanding at end of year	3,032,744	1,060,303	1,254,067	2,054,014	272,688

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	27

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(15,154)	$(10,126)	$57,409	$24,374	$(14,643)
Net realized gain (loss) on sales of investments	122,308	85,546	18,404	(97,053)	(171,498)
Distributions from capital gains	—	—	12,880	—	75,772
Net change in unrealized appreciation or depreciation of investments	(33,157)	(12,591)	45,721	55,935	433,516
Net increase (decrease) in net assets resulting from operations	73,997	62,829	134,414	(16,744)	323,147

Contract transactions
Contract purchase payments	18,513	12,938	31,679	10,636	10,596
Net transfers(1)	(46,173)	(94,679)	418,525	4,738	5,116
Transfers for policy loans	1,101	1,577	5,040	(495)	536
Adjustments to net assets allocated to contracts in payment period	—	(281)	(2,532)	—	—
Contract charges	(1,334)	(742)	(2,345)	(433)	(12,711)
Contract terminations:
Surrender benefits	(199,459)	(53,607)	(257,371)	(52,850)	(424,952)
Death benefits	(5,562)	(58,454)	(93,457)	(1,856)	(78,135)
Increase (decrease) from contract transactions	(232,914)	(193,248)	99,539	(40,260)	(499,550)
Net assets at beginning of year	2,009,964	1,434,526	3,276,511	610,996	4,336,805
Net assets at end of year	$1,851,047	$1,304,107	$3,510,464	$553,992	$4,160,402

Accumulation unit activity
Units outstanding at beginning of year	730,951	494,241	2,325,375	1,264,893	2,808,575
Contract purchase payments	8,059	5,217	21,176	25,254	6,623
Net transfers(1)	(19,073)	(41,201)	323,646	13,484	(2,632)
Transfers for policy loans	474	639	3,370	(1,000)	340
Contract charges	(569)	(305)	(1,656)	(1,023)	(7,834)
Contract terminations:
Surrender benefits	(82,260)	(22,375)	(175,518)	(123,078)	(265,610)
Death benefits	(2,278)	(22,950)	(67,391)	(4,351)	(48,860)
Units outstanding at end of year	635,304	413,266	2,429,002	1,174,179	2,490,602

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(13,259)	$(57,994)	$(7,522)	$98,795	$6,947
Net realized gain (loss) on sales of investments	(49,148)	813,873	43,456	7,781	(4,415)
Distributions from capital gains	—	—	—	18,891	—
Net change in unrealized appreciation or depreciation of investments	108,349	934,336	15,493	(37,221)	28,286
Net increase (decrease) in net assets resulting from operations	45,942	1,690,215	51,427	88,246	30,818

Contract transactions
Contract purchase payments	185,824	42,986	8,604	3,819,643	94,818
Net transfers(1)	(59,139)	(631,567)	100,834	89,195	48,757
Transfers for policy loans	(928)	3,565	365	2,053	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,115)	—	—
Contract charges	(237)	(6,862)	(708)	(1,438)	(93)
Contract terminations:
Surrender benefits	(52,350)	(873,819)	(100,703)	(350,534)	(26,830)
Death benefits	(6,513)	(40,547)	(37,217)	(33,806)	(3,999)
Increase (decrease) from contract transactions	66,657	(1,506,244)	(29,940)	3,525,113	112,653
Net assets at beginning of year	1,689,588	6,507,297	918,965	3,240,447	567,650
Net assets at end of year	$1,802,187	$6,691,268	$940,452	$6,853,806	$711,121

Accumulation unit activity
Units outstanding at beginning of year	1,419,881	3,696,737	295,651	3,225,551	541,285
Contract purchase payments	165,218	22,554	3,139	3,808,818	93,728
Net transfers(1)	(62,255)	(333,780)	32,957	86,438	46,213
Transfers for policy loans	(877)	1,893	142	1,966	—
Contract charges	(221)	(3,588)	(252)	(1,392)	(93)
Contract terminations:
Surrender benefits	(47,886)	(453,177)	(35,551)	(341,994)	(25,936)
Death benefits	(6,140)	(22,079)	(12,539)	(33,618)	(4,057)
Units outstanding at end of year	1,467,720	2,908,560	283,547	6,745,769	651,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	29

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$108,580	$(287,895)	$63,330	$(109,588)	$(16,974)
Net realized gain (loss) on sales of investments	(89,157)	1,461,656	150,092	(301,206)	60,899
Distributions from capital gains	—	163,508	339,146	—	10,863
Net change in unrealized appreciation or depreciation of investments	(26,537)	6,641,661	(208,172)	3,535,094	290,487
Net increase (decrease) in net assets resulting from operations	(7,114)	7,978,930	344,396	3,124,300	345,275

Contract transactions
Contract purchase payments	29,156	3,288,750	47,659	1,232,774	35,268
Net transfers(1)	(677,180)	(2,717,525)	(164,583)	(2,326,872)	(46,600)
Transfers for policy loans	835	(9,653)	11,669	8,351	9,513
Adjustments to net assets allocated to contracts in payment period	(527)	(6,020)	(6,246)	(1,565)	(246)
Contract charges	(5,203)	(12,635)	(3,904)	(12,918)	(1,228)
Contract terminations:
Surrender benefits	(589,650)	(2,830,815)	(643,099)	(1,824,767)	(169,255)
Death benefits	(120,874)	(359,252)	(9,684)	(284,287)	(65,029)
Increase (decrease) from contract transactions	(1,363,443)	(2,647,150)	(768,188)	(3,209,284)	(237,577)
Net assets at beginning of year	5,531,042	30,061,762	7,162,588	23,460,296	2,697,052
Net assets at end of year	$4,160,485	$35,393,542	$6,738,796	$23,375,312	$2,804,750

Accumulation unit activity
Units outstanding at beginning of year	3,802,099	11,232,101	2,387,095	6,667,734	1,328,357
Contract purchase payments	20,561	1,137,054	17,291	405,744	17,260
Net transfers(1)	(488,566)	(968,666)	(53,166)	(812,428)	(19,102)
Transfers for policy loans	600	(2,813)	4,448	2,097	4,659
Contract charges	(3,707)	(4,254)	(1,448)	(3,579)	(642)
Contract terminations:
Surrender benefits	(414,523)	(979,280)	(244,502)	(602,081)	(90,423)
Death benefits	(87,953)	(118,501)	(3,366)	(89,556)	(40,138)
Units outstanding at end of year	2,828,511	10,295,641	2,106,352	5,567,931	1,199,971

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$157,922	$68,855	$138,911	$149,160	$34,422
Net realized gain (loss) on sales of investments	(27,581)	(145,150)	(61,377)	(308,784)	(536,514)
Distributions from capital gains	72,814	299,594	2,424	321,096	424,257
Net change in unrealized appreciation or depreciation of investments	220,241	(521,887)	(94,048)	(781,149)	174,455
Net increase (decrease) in net assets resulting from operations	423,396	(298,588)	(14,090)	(619,677)	96,620

Contract transactions
Contract purchase payments	1,362,558	37,524	380,993	547,917	299,900
Net transfers(1)	103,463	(233,531)	(5,695)	(124,507)	(418,154)
Transfers for policy loans	(16,497)	11,086	56	18,799	4,952
Adjustments to net assets allocated to contracts in payment period	—	(809)	—	—	—
Contract charges	(1,291)	(2,574)	(570)	(3,542)	(2,956)
Contract terminations:
Surrender benefits	(379,482)	(383,598)	(87,711)	(362,644)	(353,717)
Death benefits	(31,265)	(35,005)	(20,202)	(416,875)	(55,123)
Increase (decrease) from contract transactions	1,037,486	(606,907)	266,871	(340,852)	(525,098)
Net assets at beginning of year	6,728,423	3,590,252	3,182,050	9,889,034	8,214,160
Net assets at end of year	$8,189,305	$2,684,757	$3,434,831	$8,928,505	$7,785,682

Accumulation unit activity
Units outstanding at beginning of year	5,771,065	1,602,782	2,354,217	4,467,585	2,389,503
Contract purchase payments	1,156,260	19,537	311,335	280,354	95,036
Net transfers(1)	50,988	(149,353)	(27,014)	(7,206)	(195,402)
Transfers for policy loans	(14,047)	4,828	44	8,997	1,365
Contract charges	(1,104)	(1,294)	(465)	(1,921)	(903)
Contract terminations:
Surrender benefits	(322,248)	(239,229)	(71,108)	(182,565)	(114,372)
Death benefits	(26,575)	(23,197)	(15,300)	(274,748)	(19,052)
Units outstanding at end of year	6,614,339	1,214,074	2,551,709	4,290,496	2,156,175

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	31

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(2)	Invesco Opp VI Global, Ser II
Operations
Investment income (loss) — net	$(14,399)	$4,978	$(2,586)	$(4,008)	$(40,560)
Net realized gain (loss) on sales of investments	(26,403)	2,831	108,703	9,573	75,269
Distributions from capital gains	98,222	—	168,443	58,089	269,634
Net change in unrealized appreciation or depreciation of investments	364,936	20,875	332,569	241,702	1,511,293
Net increase (decrease) in net assets resulting from operations	422,356	28,684	607,129	305,356	1,815,636

Contract transactions
Contract purchase payments	47,455	194,105	29,096	3,248	464,002
Net transfers(1)	(205,623)	187,440	(295,752)	597,371	(358,630)
Transfers for policy loans	5,147	—	—	—	7,484
Adjustments to net assets allocated to contracts in payment period	(2,476)	—	—	—	—
Contract charges	(5,899)	(71)	(6,799)	(238)	(1,291)
Contract terminations:
Surrender benefits	(319,029)	(29,926)	(240,465)	(28,058)	(237,987)
Death benefits	(53,030)	(141,827)	(70,466)	—	(18,953)
Increase (decrease) from contract transactions	(533,455)	209,721	(584,386)	572,323	(145,375)
Net assets at beginning of year	7,054,140	281,553	4,281,936	—	7,162,701
Net assets at end of year	$6,943,041	$519,958	$4,304,679	$877,679	$8,832,962

Accumulation unit activity
Units outstanding at beginning of year	1,393,214	302,233	1,650,178	—	2,702,790
Contract purchase payments	10,428	208,192	11,558	2,565	186,356
Net transfers(1)	(44,248)	202,259	(118,723)	602,767	(153,514)
Transfers for policy loans	1,211	—	—	—	3,244
Contract charges	(1,283)	(77)	(2,341)	(192)	(474)
Contract terminations:
Surrender benefits	(71,214)	(31,802)	(92,492)	(22,942)	(84,825)
Death benefits	(10,999)	(148,641)	(26,011)	—	(7,307)
Units outstanding at end of year	1,277,109	532,164	1,422,169	582,198	2,646,270

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Inves Opp VI Gbl Strat Inc, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$412,134	$(27,239)	$(18,980)	$69,178	$53,250
Net realized gain (loss) on sales of investments	(156,453)	(30,474)	174,674	(5,018)	(35,342)
Distributions from capital gains	—	61,648	156,448	53,892	112,923
Net change in unrealized appreciation or depreciation of investments	(150,227)	815,132	352,419	(14,680)	(264,795)
Net increase (decrease) in net assets resulting from operations	105,454	819,067	664,561	103,372	(133,964)

Contract transactions
Contract purchase payments	136,066	160,442	851	313,619	29,168
Net transfers(1)	(258,537)	(90,607)	(315,971)	2,869	(63,087)
Transfers for policy loans	10,850	2,524	1,633	—	7,115
Adjustments to net assets allocated to contracts in payment period	(808)	—	—	—	—
Contract charges	(13,657)	(1,147)	(6,654)	(232)	(11,257)
Contract terminations:
Surrender benefits	(928,646)	(219,388)	(137,096)	(95,244)	(359,342)
Death benefits	(279,977)	(33,135)	(21,342)	—	(88,194)
Increase (decrease) from contract transactions	(1,334,709)	(181,311)	(478,579)	221,012	(485,597)
Net assets at beginning of year	10,762,910	4,494,475	2,204,785	936,650	5,189,202
Net assets at end of year	$9,533,655	$5,132,231	$2,390,767	$1,261,034	$4,569,641

Accumulation unit activity
Units outstanding at beginning of year	6,614,627	1,589,603	903,049	763,987	2,140,831
Contract purchase payments	88,256	60,639	333	262,405	14,825
Net transfers(1)	(193,047)	(24,088)	(147,314)	3,282	(11,639)
Transfers for policy loans	6,762	1,072	564	—	3,484
Contract charges	(8,649)	(439)	(2,169)	(191)	(5,395)
Contract terminations:
Surrender benefits	(599,939)	(81,922)	(53,004)	(79,025)	(178,828)
Death benefits	(181,171)	(15,192)	(6,858)	—	(44,151)
Units outstanding at end of year	5,726,839	1,529,673	694,601	950,458	1,919,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	33

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Operations
Investment income (loss) — net	$13,472	$(12,414)	$30,539	$(10,845)	$6,625
Net realized gain (loss) on sales of investments	9,023	52,070	42,374	123,229	(2,527)
Distributions from capital gains	16,251	37,287	58,815	113,881	11,101
Net change in unrealized appreciation or depreciation of investments	(55,700)	102,008	151,523	266,736	82,412
Net increase (decrease) in net assets resulting from operations	(16,954)	178,951	283,251	493,001	97,611

Contract transactions
Contract purchase payments	3,957	34,228	37,586	19,873	77,436
Net transfers(1)	(32,463)	(64,677)	(171,574)	58,746	(20,218)
Transfers for policy loans	1,173	443	1,858	1,601	—
Adjustments to net assets allocated to contracts in payment period	—	(4,374)	(5,753)	—	—
Contract charges	(284)	(1,051)	(2,561)	(1,830)	(218)
Contract terminations:
Surrender benefits	(36,050)	(214,356)	(205,597)	(116,516)	(49,914)
Death benefits	(18,371)	(11,777)	(38,214)	(19,282)	—
Increase (decrease) from contract transactions	(82,038)	(261,564)	(384,255)	(57,408)	7,086
Net assets at beginning of year	774,951	1,677,228	2,957,940	1,174,603	619,282
Net assets at end of year	$675,959	$1,594,615	$2,856,936	$1,610,196	$723,979

Accumulation unit activity
Units outstanding at beginning of year	352,530	566,799	1,476,071	483,973	475,118
Contract purchase payments	2,035	11,885	20,872	6,857	73,605
Net transfers(1)	(17,569)	(24,324)	(98,723)	19,578	(18,469)
Transfers for policy loans	588	160	1,019	514	—
Contract charges	(143)	(358)	(1,402)	(587)	(168)
Contract terminations:
Surrender benefits	(17,824)	(71,735)	(115,793)	(40,715)	(37,196)
Death benefits	(9,450)	(3,730)	(20,794)	(6,522)	—
Units outstanding at end of year	310,167	478,697	1,261,250	463,098	492,890

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Operations
Investment income (loss) — net	$27,362	$17,953	$(9,718)	$3,384	$(22,844)
Net realized gain (loss) on sales of investments	46,708	15,843	107,449	(16,419)	271,615
Distributions from capital gains	94,850	—	104,022	—	254,754
Net change in unrealized appreciation or depreciation of investments	746,127	76,570	301,135	148,827	330,734
Net increase (decrease) in net assets resulting from operations	915,047	110,366	502,888	135,792	834,259

Contract transactions
Contract purchase payments	813,610	72,725	1,821	12,951	65,723
Net transfers(1)	2,186,108	80,819	61,093	(29,432)	(303,695)
Transfers for policy loans	156	(96)	(2,674)	1,024	1,893
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,027)	(253)	(198)	(309)	(4,437)
Contract terminations:
Surrender benefits	(674,486)	(66,188)	(84,485)	(56,203)	(383,400)
Death benefits	—	(102)	(60,504)	(9,686)	(47,724)
Increase (decrease) from contract transactions	2,323,361	86,905	(84,947)	(81,655)	(671,640)
Net assets at beginning of year	5,909,096	1,222,470	1,052,276	1,016,418	3,182,759
Net assets at end of year	$9,147,504	$1,419,741	$1,470,217	$1,070,555	$3,345,378

Accumulation unit activity
Units outstanding at beginning of year	4,943,585	1,110,809	484,188	611,404	1,243,589
Contract purchase payments	660,462	63,881	752	8,144	18,587
Net transfers(1)	1,759,022	65,385	18,674	(18,258)	(115,534)
Transfers for policy loans	130	(71)	(1,016)	670	662
Contract charges	(1,721)	(220)	(74)	(205)	(1,622)
Contract terminations:
Surrender benefits	(567,634)	(57,460)	(28,749)	(36,626)	(136,708)
Death benefits	—	(86)	(18,640)	(6,116)	(16,254)
Units outstanding at end of year	6,793,844	1,182,238	455,135	559,013	992,720

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	35

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(3,215)	$(23,865)	$(16,478)	$60,997	$(37,299)
Net realized gain (loss) on sales of investments	5,065	114,548	46,230	275,086	492,594
Distributions from capital gains	8,484	349,112	219,446	132,271	410,287
Net change in unrealized appreciation or depreciation of investments	45,476	287,248	543,982	(252,055)	2,489,172
Net increase (decrease) in net assets resulting from operations	55,810	727,043	793,180	216,299	3,354,754

Contract transactions
Contract purchase payments	246,985	31,195	17,177	624,613	541,967
Net transfers(1)	293,815	85,193	(63,312)	(1,172,365)	(107,924)
Transfers for policy loans	—	2,593	(1,683)	(56)	119
Adjustments to net assets allocated to contracts in payment period	—	—	—	(681)	—
Contract charges	(357)	(2,275)	(903)	(2,719)	(1,343)
Contract terminations:
Surrender benefits	(89,229)	(328,291)	(200,732)	(370,224)	(403,036)
Death benefits	—	(49,621)	(14,830)	(367,237)	(14,948)
Increase (decrease) from contract transactions	451,214	(261,206)	(264,283)	(1,288,669)	14,835
Net assets at beginning of year	473,241	3,509,670	1,949,321	6,296,896	2,266,721
Net assets at end of year	$980,265	$3,975,507	$2,478,218	$5,224,526	$5,636,310

Accumulation unit activity
Units outstanding at beginning of year	319,298	1,955,849	631,848	1,824,422	709,532
Contract purchase payments	191,919	17,483	5,410	202,833	97,072
Net transfers(1)	223,066	50,109	(17,184)	(389,780)	(35,181)
Transfers for policy loans	—	1,564	(421)	(14)	18
Contract charges	(267)	(1,230)	(281)	(771)	(239)
Contract terminations:
Surrender benefits	(62,791)	(167,114)	(59,765)	(127,725)	(68,402)
Death benefits	—	(26,556)	(4,121)	(89,231)	(2,374)
Units outstanding at end of year	671,225	1,830,105	555,486	1,419,734	700,426

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$27,126	$(2,622)	$(246)	$144,187	$19,252
Net realized gain (loss) on sales of investments	(20,291)	15,862	(566)	(64,891)	(426)
Distributions from capital gains	16,106	32,850	8,636	—	5,493
Net change in unrealized appreciation or depreciation of investments	(186,420)	28,015	(1,153)	120,370	17,654
Net increase (decrease) in net assets resulting from operations	(163,479)	74,105	6,671	199,666	41,973

Contract transactions
Contract purchase payments	15,419	10,354	6,465	18,222	76,657
Net transfers(1)	(49,913)	(17,995)	(20,595)	(115,896)	(2,562)
Transfers for policy loans	438	121	—	2,029	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,035)	(1,054)	(22)	(4,813)	(57)
Contract terminations:
Surrender benefits	(87,285)	(50,041)	(7,716)	(527,994)	(21,123)
Death benefits	(33,129)	(6,151)	—	(38,971)	—
Increase (decrease) from contract transactions	(155,505)	(64,766)	(21,868)	(667,423)	52,915
Net assets at beginning of year	1,098,854	711,200	129,718	4,271,350	223,808
Net assets at end of year	$779,870	$720,539	$114,521	$3,803,593	$318,696

Accumulation unit activity
Units outstanding at beginning of year	688,158	505,858	127,206	2,578,140	184,357
Contract purchase payments	12,515	7,435	6,905	11,777	63,458
Net transfers(1)	(25,687)	(10,108)	(21,041)	(78,476)	(2,553)
Transfers for policy loans	302	95	—	1,261	—
Contract charges	(837)	(787)	(22)	(3,046)	(49)
Contract terminations:
Surrender benefits	(68,250)	(38,464)	(8,682)	(332,323)	(16,308)
Death benefits	(27,600)	(5,060)	—	(25,678)	—
Units outstanding at end of year	578,601	458,969	104,366	2,151,655	228,905

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	37

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$44,868	$(4,324)	$3,736	$(4,105)	$129,334
Net realized gain (loss) on sales of investments	42,555	11,932	1,253	24,128	(58,774)
Distributions from capital gains	58,446	106,690	—	81,967	—
Net change in unrealized appreciation or depreciation of investments	188,912	48,356	46,942	139,398	(183,171)
Net increase (decrease) in net assets resulting from operations	334,781	162,654	51,931	241,388	(112,611)

Contract transactions
Contract purchase payments	1,221,229	3,501	8,219	6,483	99,898
Net transfers(1)	854,094	(1,758)	(11,195)	(407)	9,716
Transfers for policy loans	208	1,011	—	4,951	—
Adjustments to net assets allocated to contracts in payment period	—	—	(280)	—	—
Contract charges	(695)	(1,210)	(288)	(428)	(553)
Contract terminations:
Surrender benefits	(269,062)	(78,485)	(13,211)	(60,552)	(180,269)
Death benefits	—	(61,910)	(6,746)	—	(17,776)
Increase (decrease) from contract transactions	1,805,774	(138,851)	(23,501)	(49,953)	(88,984)
Net assets at beginning of year	3,631,746	1,191,031	531,608	910,048	1,794,686
Net assets at end of year	$5,772,301	$1,214,834	$560,038	$1,101,483	$1,593,091

Accumulation unit activity
Units outstanding at beginning of year	3,320,358	354,042	284,223	271,256	1,835,459
Contract purchase payments	1,082,503	1,042	4,389	1,798	108,091
Net transfers(1)	751,234	(1,332)	(7,576)	(74)	10,818
Transfers for policy loans	179	288	—	1,416	—
Contract charges	(609)	(348)	(166)	(123)	(593)
Contract terminations:
Surrender benefits	(231,285)	(22,097)	(7,533)	(17,505)	(194,407)
Death benefits	—	(18,100)	(3,553)	—	(19,877)
Units outstanding at end of year	4,922,380	313,495	269,784	256,768	1,739,491

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$16,510	$(378,676)	$(375,142)	$(351,545)	$(273,296)
Net realized gain (loss) on sales of investments	53,538	2,134,731	2,362,539	1,175,135	1,149,820
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,847	3,232,371	3,466,200	1,851,356	1,326,311
Net increase (decrease) in net assets resulting from operations	268,895	4,988,426	5,453,597	2,674,946	2,202,835

Contract transactions
Contract purchase payments	121,935	906,003	854,163	1,837,409	89,770
Net transfers(1)	103,923	(823,423)	(1,286,626)	5,435,508	3,370,286
Transfers for policy loans	—	28,681	18,225	9,713	3,819
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(273)	(148,327)	(222,183)	(245,462)	(144,404)
Contract terminations:
Surrender benefits	(27,933)	(3,559,327)	(3,113,811)	(4,556,550)	(3,610,098)
Death benefits	(36,629)	(278,737)	—	(439,560)	(456,141)
Increase (decrease) from contract transactions	161,023	(3,875,130)	(3,750,232)	2,041,058	(746,768)
Net assets at beginning of year	690,691	40,400,588	42,749,195	32,225,419	27,972,623
Net assets at end of year	$1,120,609	$41,513,884	$44,452,560	$36,941,423	$29,428,690

Accumulation unit activity
Units outstanding at beginning of year	697,413	20,199,090	21,212,569	23,857,029	20,623,208
Contract purchase payments	112,731	554,166	432,110	1,313,467	65,787
Net transfers(1)	78,988	(489,190)	(602,480)	3,957,593	2,398,367
Transfers for policy loans	—	15,344	9,335	7,195	2,698
Contract charges	(204)	(74,717)	(112,139)	(177,658)	(104,292)
Contract terminations:
Surrender benefits	(21,405)	(1,831,134)	(1,572,968)	(3,315,245)	(2,593,292)
Death benefits	(43,056)	(134,200)	—	(319,649)	(331,852)
Units outstanding at end of year	824,467	18,239,359	19,366,427	25,322,732	20,060,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	39

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(88,110)	$(169,761)	$(491,691)	$(1,053,810)	$(5,786,222)
Net realized gain (loss) on sales of investments	87,939	157,520	1,270,172	1,992,008	8,326,267
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	642,176	1,596,729	2,698,851	7,049,793	57,026,958
Net increase (decrease) in net assets resulting from operations	642,005	1,584,488	3,477,332	7,987,991	59,567,003

Contract transactions
Contract purchase payments	842,877	2,823,857	545,301	2,458,338	39,634,855
Net transfers(1)	(39,479)	1,172,711	12,489,040	3,453,070	(427,354)
Transfers for policy loans	—	—	—	—	17,026
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(116,137)	(193,229)	(560,501)	(1,104,663)	(6,828,299)
Contract terminations:
Surrender benefits	(57,469)	(270,354)	(5,192,224)	(3,687,706)	(20,257,880)
Death benefits	(22,032)	(35,251)	(146,101)	(1,202,310)	(4,327,266)
Increase (decrease) from contract transactions	607,760	3,497,734	7,135,515	(83,271)	7,811,082
Net assets at beginning of year	8,465,025	15,063,506	42,316,952	98,805,064	582,691,332
Net assets at end of year	$9,714,790	$20,145,728	$52,929,799	$106,709,784	$650,069,417

Accumulation unit activity
Units outstanding at beginning of year	7,591,939	12,921,305	35,735,219	78,612,898	416,876,597
Contract purchase payments	770,026	2,456,313	445,845	1,930,589	28,663,033
Net transfers(1)	(20,822)	937,296	10,361,367	2,744,461	(901,686)
Transfers for policy loans	—	—	—	—	12,253
Contract charges	(106,628)	(165,483)	(462,190)	(872,164)	(4,913,636)
Contract terminations:
Surrender benefits	(53,939)	(226,950)	(4,229,476)	(2,887,776)	(14,846,911)
Death benefits	(19,852)	(30,170)	(118,674)	(938,846)	(3,352,097)
Units outstanding at end of year	8,160,724	15,892,311	41,732,091	78,589,162	421,537,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(10,169,727)	$(4,581,911)	$(4,201,929)	$(1,777,427)	$(1,225,744)
Net realized gain (loss) on sales of investments	18,882,695	16,477,406	30,752,931	10,852,878	13,834,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,487,593	39,072,172	21,321,737	12,810,881	2,345,518
Net increase (decrease) in net assets resulting from operations	89,200,561	50,967,667	47,872,739	21,886,332	14,954,024

Contract transactions
Contract purchase payments	29,356,450	19,418,718	998,639	6,841,744	1,076,318
Net transfers(1)	(10,360,323)	(49,394)	(10,395,225)	(9,112,244)	(8,418,324)
Transfers for policy loans	17,804	70,569	20,913	68,582	52,406
Adjustments to net assets allocated to contracts in payment period	—	(28,884)	—	(27,334)	—
Contract charges	(11,976,734)	(3,563,553)	(2,952,527)	(1,161,071)	(737,284)
Contract terminations:
Surrender benefits	(40,147,194)	(30,980,334)	(48,715,151)	(14,262,226)	(20,175,849)
Death benefits	(6,602,480)	(6,846,723)	(6,136,404)	(2,744,693)	(1,105,747)
Increase (decrease) from contract transactions	(39,712,477)	(21,979,601)	(67,179,755)	(20,397,242)	(29,308,480)
Net assets at beginning of year	1,004,402,696	453,343,099	474,915,928	188,683,695	146,514,203
Net assets at end of year	$1,053,890,780	$482,331,165	$455,608,912	$190,172,785	$132,159,747

Accumulation unit activity
Units outstanding at beginning of year	719,636,674	270,586,584	281,063,218	102,483,486	79,121,566
Contract purchase payments	21,192,451	11,525,238	586,428	3,716,894	589,829
Net transfers(1)	(7,584,685)	(49,084)	(6,210,124)	(5,017,116)	(4,676,148)
Transfers for policy loans	12,535	43,488	19,161	36,569	28,376
Contract charges	(8,555,672)	(2,111,009)	(1,744,963)	(631,747)	(403,642)
Contract terminations:
Surrender benefits	(28,948,964)	(18,171,942)	(28,793,782)	(7,519,211)	(10,852,814)
Death benefits	(4,850,794)	(4,197,529)	(3,638,212)	(1,545,098)	(597,652)
Units outstanding at end of year	690,901,545	257,625,746	241,281,726	91,523,777	63,209,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	41

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(892,288)	$(809,843)	$(13,628)	$(26,576)	$(301,315)
Net realized gain (loss) on sales of investments	3,279,813	4,525,517	189,430	243,421	202,055
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,205,051	4,131,710	34,087	(143,220)	1,763,392
Net increase (decrease) in net assets resulting from operations	8,592,576	7,847,384	209,889	73,625	1,664,132

Contract transactions
Contract purchase payments	4,258,278	183,520	6,676	33,997	2,458,852
Net transfers(1)	6,557,184	1,632,544	(83,380)	(5,302)	7,852,346
Transfers for policy loans	1,331	49,490	794	5,120	—
Adjustments to net assets allocated to contracts in payment period	(24,856)	—	—	—	—
Contract charges	(601,515)	(500,685)	(4,092)	(7,192)	(269,312)
Contract terminations:
Surrender benefits	(6,646,573)	(8,237,996)	(200,965)	(377,541)	(291,113)
Death benefits	(1,448,665)	(1,007,727)	(16,915)	(43,965)	(262,255)
Increase (decrease) from contract transactions	2,095,184	(7,880,854)	(297,882)	(394,883)	9,488,518
Net assets at beginning of year	84,861,594	86,069,598	1,680,669	3,803,879	23,725,154
Net assets at end of year	$95,549,354	$86,036,128	$1,592,676	$3,482,621	$34,877,804

Accumulation unit activity
Units outstanding at beginning of year	56,343,747	56,774,077	781,068	1,189,036	19,470,367
Contract purchase payments	2,764,041	120,103	3,247	14,286	2,017,877
Net transfers(1)	4,300,287	1,055,450	(37,084)	24,396	6,522,237
Transfers for policy loans	1,052	34,481	395	2,138	—
Contract charges	(392,062)	(325,976)	(1,968)	(2,751)	(220,789)
Contract terminations:
Surrender benefits	(4,328,737)	(5,376,195)	(96,833)	(147,022)	(238,654)
Death benefits	(958,733)	(658,439)	(8,484)	(17,836)	(228,962)
Units outstanding at end of year	57,729,595	51,623,501	640,341	1,062,247	27,322,076

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(1,887,957)	$(1,203,854)	$82,754	$(100,083)	$(378)
Net realized gain (loss) on sales of investments	1,585,735	1,091,818	(220,574)	(785,244)	48,693
Distributions from capital gains	—	—	261,330	1,238,761	183,105
Net change in unrealized appreciation or depreciation of investments	10,727,050	5,886,094	742,199	1,991,845	104,899
Net increase (decrease) in net assets resulting from operations	10,424,828	5,774,058	865,709	2,345,279	336,319

Contract transactions
Contract purchase payments	40,178,708	14,757,747	87,583	94,127	36,218
Net transfers(1)	8,233,830	1,235,045	(427,991)	(932,440)	(2,664)
Transfers for policy loans	—	—	5,468	9,112	(36,916)
Adjustments to net assets allocated to contracts in payment period	—	—	(973)	(1,758)	—
Contract charges	(2,154,164)	(1,289,062)	(7,657)	(10,211)	(1,545)
Contract terminations:
Surrender benefits	(4,961,791)	(2,861,760)	(720,857)	(1,357,823)	(157,779)
Death benefits	(2,163,937)	(871,911)	(37,738)	(170,782)	(17,281)
Increase (decrease) from contract transactions	39,132,646	10,970,059	(1,102,165)	(2,369,775)	(179,967)
Net assets at beginning of year	164,705,065	112,219,915	8,296,820	13,264,853	2,251,000
Net assets at end of year	$214,262,539	$128,964,032	$8,060,364	$13,240,357	$2,407,352

Accumulation unit activity
Units outstanding at beginning of year	120,101,814	86,713,997	2,875,259	2,854,503	801,995
Contract purchase payments	30,767,465	11,588,675	33,930	21,716	12,370
Net transfers(1)	6,675,921	1,004,228	(160,868)	(216,682)	(1,064)
Transfers for policy loans	—	—	2,121	2,100	(11,322)
Contract charges	(1,623,387)	(1,012,711)	(2,752)	(2,294)	(527)
Contract terminations:
Surrender benefits	(3,738,517)	(2,217,160)	(283,532)	(332,708)	(55,230)
Death benefits	(1,601,477)	(701,040)	(14,480)	(35,433)	(5,587)
Units outstanding at end of year	150,581,819	95,375,989	2,449,678	2,291,202	740,635

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	43

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$19,751	$(11,953)	$(44,207)	$16,765
Net realized gain (loss) on sales of investments	(396,553)	85,901	69,206	(6,105)
Distributions from capital gains	—	188,974	256,197	—
Net change in unrealized appreciation or depreciation of investments	362,299	213,576	1,823,867	23,977
Net increase (decrease) in net assets resulting from operations	(14,503)	476,498	2,105,063	34,637

Contract transactions
Contract purchase payments	9,261	78,180	184,036	25,099
Net transfers(1)	(89,774)	(128,615)	(54,888)	49,728
Transfers for policy loans	—	3,261	619	—
Adjustments to net assets allocated to contracts in payment period	(978)	(6,454)	—	—
Contract charges	(2,263)	(1,061)	(1,629)	(22)
Contract terminations:
Surrender benefits	(164,089)	(275,267)	(425,261)	(44,692)
Death benefits	(10,642)	(2,766)	(8,357)	(5,238)
Increase (decrease) from contract transactions	(258,485)	(332,722)	(305,480)	24,875
Net assets at beginning of year	1,592,436	2,642,357	4,181,247	624,967
Net assets at end of year	$1,319,448	$2,786,133	$5,980,830	$684,479

Accumulation unit activity
Units outstanding at beginning of year	1,060,233	758,155	1,187,238	520,208
Contract purchase payments	7,158	24,699	49,259	21,121
Net transfers(1)	(103,405)	(31,638)	(28,197)	39,125
Transfers for policy loans	—	893	164	—
Contract charges	(1,856)	(321)	(413)	(19)
Contract terminations:
Surrender benefits	(126,943)	(79,848)	(121,464)	(38,432)
Death benefits	(9,260)	(707)	(1,569)	(4,133)
Units outstanding at end of year	825,927	671,233	1,085,018	537,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$6,547	$(4,242)	$7,010	$(3,822)	$9,893
Net realized gain (loss) on sales of investments	1,987	36,248	133,527	(104,715)	(7,550)
Distributions from capital gains	1,049	33,382	508,402	—	—
Net change in unrealized appreciation or depreciation of investments	97,180	77,330	295,844	779,695	304,159
Net increase (decrease) in net assets resulting from operations	106,763	142,718	944,783	671,158	306,502

Contract transactions
Contract purchase payments	29,245	7,012	48,887	103,891	44,198
Net transfers(1)	108,623	(24,320)	(263,996)	(81,544)	(58,755)
Transfers for policy loans	—	142	(6,629)	(675)	152
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,917)	—
Contract charges	(157)	(624)	(2,659)	(6,228)	(669)
Contract terminations:
Surrender benefits	(4,124)	(52,506)	(331,495)	(400,195)	(125,167)
Death benefits	—	(280)	(118,844)	(46,287)	(15,748)
Increase (decrease) from contract transactions	133,587	(70,576)	(674,736)	(433,955)	(155,989)
Net assets at beginning of year	723,537	522,011	4,450,294	4,474,765	1,618,432
Net assets at end of year	$963,887	$594,153	$4,720,341	$4,711,968	$1,768,945

Accumulation unit activity
Units outstanding at beginning of year	636,883	304,302	1,983,642	3,299,519	2,032,933
Contract purchase payments	23,018	3,452	18,677	76,885	46,985
Net transfers(1)	89,846	(12,518)	(103,677)	(74,126)	(63,688)
Transfers for policy loans	—	75	(2,608)	(2,262)	159
Contract charges	(127)	(307)	(1,052)	(4,045)	(719)
Contract terminations:
Surrender benefits	(3,321)	(25,826)	(133,254)	(288,110)	(134,090)
Death benefits	—	(156)	(47,115)	(26,322)	(16,284)
Units outstanding at end of year	746,299	269,022	1,714,613	2,981,539	1,865,296

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	45

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(1,346)	$23,922	$(20,797)	$112,730	$4,787
Net realized gain (loss) on sales of investments	13,047	88,228	69,034	565,314	(37,652)
Distributions from capital gains	47,623	271,211	224,095	674,967	121,834
Net change in unrealized appreciation or depreciation of investments	160,544	226,911	328,326	1,163,771	417,168
Net increase (decrease) in net assets resulting from operations	219,868	610,272	600,658	2,516,782	506,137

Contract transactions
Contract purchase payments	11,966	50,425	17,049	645,822	315,407
Net transfers(1)	(8,082)	(171,902)	339,055	(644,906)	(594,482)
Transfers for policy loans	—	(1,300)	526	2,903	—
Adjustments to net assets allocated to contracts in payment period	(183)	—	—	(1,888)	—
Contract charges	(417)	(1,174)	(2,653)	(4,594)	(1,398)
Contract terminations:
Surrender benefits	(62,083)	(377,223)	(208,960)	(1,168,560)	(490,662)
Death benefits	—	(22,025)	(48,927)	(90,891)	(36,635)
Increase (decrease) from contract transactions	(58,799)	(523,199)	96,090	(1,262,114)	(807,770)
Net assets at beginning of year	839,612	2,381,782	1,752,457	10,346,068	3,465,682
Net assets at end of year	$1,000,681	$2,468,855	$2,449,205	$11,600,736	$3,164,049

Accumulation unit activity
Units outstanding at beginning of year	497,441	1,071,364	674,087	4,502,126	2,846,867
Contract purchase payments	6,001	19,224	5,538	245,757	236,724
Net transfers(1)	(3,842)	(70,822)	107,987	(261,715)	(448,561)
Transfers for policy loans	—	(289)	179	957	—
Contract charges	(217)	(463)	(843)	(1,709)	(1,055)
Contract terminations:
Surrender benefits	(33,275)	(142,455)	(66,552)	(450,669)	(372,209)
Death benefits	—	(8,133)	(15,959)	(38,102)	(28,252)
Units outstanding at end of year	466,108	868,426	704,437	3,996,645	2,233,514

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$4,857	$(356,178)	$(485)	$(37,546)	$(201,374)
Net realized gain (loss) on sales of investments	14,585	1,107,288	(6,052)	97,619	1,413,723
Distributions from capital gains	24,740	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	101,784	5,543,517	32,551	856,968	2,588,053
Net increase (decrease) in net assets resulting from operations	145,966	6,294,627	26,014	917,041	3,800,402

Contract transactions
Contract purchase payments	5,453	3,073,709	33,491	232,582	229,923
Net transfers(1)	(2,999)	(439,206)	(8,198)	(135,678)	(178,985)
Transfers for policy loans	(4,867)	20,598	—	(350)	22,112
Adjustments to net assets allocated to contracts in payment period	—	(23,118)	—	—	(23,580)
Contract charges	(632)	(11,254)	(39)	(504)	(18,265)
Contract terminations:
Surrender benefits	(87,073)	(2,666,898)	(8,094)	(146,798)	(1,816,808)
Death benefits	—	(345,497)	—	(10,508)	(365,775)
Increase (decrease) from contract transactions	(90,118)	(391,666)	17,160	(61,256)	(2,151,378)
Net assets at beginning of year	647,307	29,852,755	394,464	2,986,739	17,146,583
Net assets at end of year	$703,155	$35,755,716	$437,638	$3,842,524	$18,795,607

Accumulation unit activity
Units outstanding at beginning of year	386,557	15,368,388	761,842	1,877,859	7,617,853
Contract purchase payments	2,866	1,492,169	61,566	117,888	95,212
Net transfers(1)	(2,267)	(296,501)	(15,183)	(73,929)	(69,197)
Transfers for policy loans	(2,382)	9,200	—	(99)	5,605
Contract charges	(331)	(5,134)	(72)	(275)	(7,634)
Contract terminations:
Surrender benefits	(45,249)	(1,222,958)	(14,852)	(79,179)	(727,254)
Death benefits	—	(148,161)	—	(5,771)	(147,393)
Units outstanding at end of year	339,194	15,197,003	793,301	1,836,494	6,767,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	47

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(223,048)	$34,753	$(63,628)	$(39,436)	$73,724
Net realized gain (loss) on sales of investments	1,721,315	(1,668)	248,390	(153,749)	57
Distributions from capital gains	—	—	916,589	—	3,753
Net change in unrealized appreciation or depreciation of investments	3,139,934	55,013	888,585	584,405	(58)
Net increase (decrease) in net assets resulting from operations	4,638,201	88,098	1,989,936	391,220	77,476

Contract transactions
Contract purchase payments	277,125	24,037	107,667	25,362	169,628
Net transfers(1)	(293,264)	103,571	53,933	(92,517)	(337,188)
Transfers for policy loans	493	—	15,474	1,239	8,811
Adjustments to net assets allocated to contracts in payment period	(19,106)	—	(2,036)	(259)	(1,030)
Contract charges	(16,143)	(236)	(8,566)	(7,567)	(9,013)
Contract terminations:
Surrender benefits	(2,185,553)	(56,961)	(919,211)	(441,281)	(1,836,366)
Death benefits	(279,072)	—	(96,630)	(91,798)	(43,192)
Increase (decrease) from contract transactions	(2,515,520)	70,411	(849,369)	(606,821)	(2,048,350)
Net assets at beginning of year	21,438,031	764,159	7,015,733	4,203,806	10,666,479
Net assets at end of year	$23,560,712	$922,668	$8,156,300	$3,988,205	$8,695,605

Accumulation unit activity
Units outstanding at beginning of year	8,378,326	770,817	3,292,141	2,919,102	10,216,452
Contract purchase payments	94,874	23,018	47,416	16,320	164,068
Net transfers(1)	(67,158)	99,265	79,823	(63,695)	(399,011)
Transfers for policy loans	(256)	—	5,819	527	7,830
Contract charges	(5,968)	(220)	(3,478)	(5,137)	(8,700)
Contract terminations:
Surrender benefits	(782,405)	(53,777)	(391,376)	(281,833)	(1,769,355)
Death benefits	(91,793)	—	(35,671)	(69,712)	(37,790)
Units outstanding at end of year	7,525,620	839,103	2,994,674	2,515,572	8,173,494

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$377,482	$259,422	$363,001	$(34,476)	$(353,961)
Net realized gain (loss) on sales of investments	(20,450)	(130,804)	8,160	329,277	954,283
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	783,128	781,314	948,828	854,864	8,003,950
Net increase (decrease) in net assets resulting from operations	1,140,160	909,932	1,319,989	1,149,665	8,604,272

Contract transactions
Contract purchase payments	53,369	43,957	152,032	21,877	9,611,008
Net transfers(1)	(333,946)	174,334	288,919	(123,224)	3,539,967
Transfers for policy loans	2,615	(6,121)	(751)	2,112	(30,902)
Adjustments to net assets allocated to contracts in payment period	(4,229)	(1,761)	(11,495)	—	—
Contract charges	(4,210)	(10,555)	(24,761)	(4,209)	(7,106)
Contract terminations:
Surrender benefits	(1,084,311)	(563,390)	(2,148,487)	(318,205)	(2,001,641)
Death benefits	(137,749)	(168,666)	(322,537)	(85,696)	(162,025)
Increase (decrease) from contract transactions	(1,508,461)	(532,202)	(2,067,080)	(507,345)	10,949,301
Net assets at beginning of year	7,840,784	6,178,382	17,104,457	3,507,320	23,996,757
Net assets at end of year	$7,472,483	$6,556,112	$16,357,366	$4,149,640	$43,550,330

Accumulation unit activity
Units outstanding at beginning of year	3,159,487	3,174,001	10,002,328	2,674,666	11,390,823
Contract purchase payments	21,318	20,756	83,261	14,711	3,973,598
Net transfers(1)	(121,308)	83,180	156,504	(59,808)	1,616,446
Transfers for policy loans	1,010	(2,997)	(427)	1,520	(15,532)
Contract charges	(1,558)	(4,906)	(14,180)	(2,572)	(2,961)
Contract terminations:
Surrender benefits	(407,113)	(266,075)	(1,201,151)	(193,853)	(787,921)
Death benefits	(52,808)	(80,309)	(187,409)	(54,999)	(61,777)
Units outstanding at end of year	2,599,028	2,923,650	8,838,926	2,379,665	16,112,676

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	49

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$33,378	$13,813	$(40,778)	$34,445	$(8,036)
Net realized gain (loss) on sales of investments	(4,084)	13,604	315,177	31,777	79,832
Distributions from capital gains	—	—	—	571,564	—
Net change in unrealized appreciation or depreciation of investments	147,760	99,055	719,742	196,828	114,088
Net increase (decrease) in net assets resulting from operations	177,054	126,472	994,141	834,614	185,884

Contract transactions
Contract purchase payments	205,965	41,616	75,821	73,484	16,825
Net transfers(1)	286,868	108,333	62,309	(208,082)	70,499
Transfers for policy loans	183	(2,767)	3,029	5,120	(837)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,315)	(4,417)	—
Contract charges	(1,186)	(147)	(1,428)	(1,942)	(478)
Contract terminations:
Surrender benefits	(730,522)	(54,469)	(414,358)	(339,650)	(176,772)
Death benefits	(13,079)	—	(27,397)	(97,109)	—
Increase (decrease) from contract transactions	(251,771)	92,566	(304,339)	(572,596)	(90,763)
Net assets at beginning of year	2,989,967	534,803	3,050,084	3,722,278	782,179
Net assets at end of year	$2,915,250	$753,841	$3,739,886	$3,984,296	$877,300

Accumulation unit activity
Units outstanding at beginning of year	2,819,191	519,638	1,561,512	2,779,810	369,264
Contract purchase payments	187,731	35,988	29,590	48,447	6,876
Net transfers(1)	247,459	113,132	18,618	(145,106)	29,483
Transfers for policy loans	184	(2,235)	1,496	3,394	(302)
Contract charges	(1,083)	(130)	(593)	(1,305)	(199)
Contract terminations:
Surrender benefits	(653,684)	(46,298)	(170,738)	(222,723)	(75,629)
Death benefits	(11,589)	—	(12,095)	(69,725)	—
Units outstanding at end of year	2,588,209	620,095	1,427,790	2,392,792	329,493

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(17,985)	$(13,325)	$58,153	$(98)	$104,807
Net realized gain (loss) on sales of investments	125,038	133,491	8,511	(78,777)	(219,091)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	391,853	110,264	118,322	114,473	432,775
Net increase (decrease) in net assets resulting from operations	498,906	230,430	184,986	35,598	318,491

Contract transactions
Contract purchase payments	23,139	14,761	34,283	15,348	12,580
Net transfers(1)	(95,154)	(61,763)	172,894	(18,053)	(139,970)
Transfers for policy loans	1,564	109	(4,463)	1,797	(5,185)
Adjustments to net assets allocated to contracts in payment period	—	(325)	(2,520)	—	—
Contract charges	(1,532)	(976)	(2,266)	(477)	(13,361)
Contract terminations:
Surrender benefits	(140,981)	(203,052)	(348,611)	(61,903)	(493,220)
Death benefits	(1,118)	(25)	(99,531)	(3,634)	(159,549)
Increase (decrease) from contract transactions	(214,082)	(251,271)	(250,214)	(66,922)	(798,705)
Net assets at beginning of year	1,725,140	1,455,367	3,341,739	642,320	4,817,019
Net assets at end of year	$2,009,964	$1,434,526	$3,276,511	$610,996	$4,336,805

Accumulation unit activity
Units outstanding at beginning of year	817,211	587,103	2,504,570	1,404,795	3,337,308
Contract purchase payments	9,287	5,124	23,891	32,093	8,226
Net transfers(1)	(37,575)	(23,762)	125,420	(36,443)	(93,714)
Transfers for policy loans	612	(17)	(3,190)	3,712	(3,286)
Contract charges	(608)	(353)	(1,661)	(1,026)	(8,670)
Contract terminations:
Surrender benefits	(57,548)	(73,845)	(248,366)	(130,473)	(323,909)
Death benefits	(428)	(9)	(75,289)	(7,765)	(107,380)
Units outstanding at end of year	730,951	494,241	2,325,375	1,264,893	2,808,575

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	51

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$19,055	$(58,577)	$(8,178)	$(5,478)	$15,969
Net realized gain (loss) on sales of investments	(986)	459,753	68,358	2,524	(7,634)
Distributions from capital gains	6,116	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	161,780	1,281,785	149,578	61,526	68,654
Net increase (decrease) in net assets resulting from operations	185,965	1,682,961	209,758	58,572	76,989

Contract transactions
Contract purchase payments	354,807	50,800	12,940	199,335	29,686
Net transfers(1)	229,740	(333,366)	(10,051)	825,851	(4,807)
Transfers for policy loans	448	3,123	(638)	2,155	219
Adjustments to net assets allocated to contracts in payment period	—	—	(1,202)	—	—
Contract charges	(181)	(7,064)	(744)	(1,705)	(97)
Contract terminations:
Surrender benefits	(88,625)	(609,845)	(134,312)	(214,088)	(147,991)
Death benefits	—	(87,445)	—	—	(7,715)
Increase (decrease) from contract transactions	496,189	(983,797)	(134,007)	811,548	(130,705)
Net assets at beginning of year	1,007,434	5,808,133	843,214	2,370,327	621,366
Net assets at end of year	$1,689,588	$6,507,297	$918,965	$3,240,447	$567,650

Accumulation unit activity
Units outstanding at beginning of year	975,605	4,307,206	345,484	2,406,349	670,470
Contract purchase payments	313,395	32,035	4,726	198,517	29,860
Net transfers(1)	210,185	(203,974)	(4,400)	832,627	(5,151)
Transfers for policy loans	397	2,032	(199)	2,127	217
Contract charges	(161)	(4,427)	(261)	(1,693)	(96)
Contract terminations:
Surrender benefits	(79,540)	(379,153)	(49,699)	(212,376)	(146,449)
Death benefits	—	(56,982)	—	—	(7,566)
Units outstanding at end of year	1,419,881	3,696,737	295,651	3,225,551	541,285

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$207,187	$(222,831)	$180,180	$(60,898)	$14,902
Net realized gain (loss) on sales of investments	(30,396)	394,244	306,338	(60,873)	50,237
Distributions from capital gains	—	3,282,218	631,786	2,480,886	93,742
Net change in unrealized appreciation or depreciation of investments	199,764	3,844,014	625,341	2,004,107	435,919
Net increase (decrease) in net assets resulting from operations	376,555	7,297,645	1,743,645	4,363,222	594,800

Contract transactions
Contract purchase payments	37,110	2,269,995	68,020	1,457,409	44,007
Net transfers(1)	(745,985)	(2,619,912)	(251,812)	(847,609)	(76,847)
Transfers for policy loans	(806)	(3,954)	(3,769)	4,995	659
Adjustments to net assets allocated to contracts in payment period	(556)	(9,527)	(6,327)	(2,135)	(240)
Contract charges	(5,592)	(12,438)	(4,257)	(14,123)	(1,205)
Contract terminations:
Surrender benefits	(636,426)	(2,126,576)	(933,465)	(1,630,996)	(209,137)
Death benefits	(194,323)	(225,078)	(64,814)	(198,889)	(9,092)
Increase (decrease) from contract transactions	(1,546,578)	(2,727,490)	(1,196,424)	(1,231,348)	(251,855)
Net assets at beginning of year	6,701,065	25,491,607	6,615,367	20,328,422	2,354,107
Net assets at end of year	$5,531,042	$30,061,762	$7,162,588	$23,460,296	$2,697,052

Accumulation unit activity
Units outstanding at beginning of year	4,898,000	12,389,629	2,840,062	6,902,932	1,467,305
Contract purchase payments	25,850	934,932	25,360	508,749	23,981
Net transfers(1)	(536,113)	(1,112,109)	(92,785)	(213,894)	(45,033)
Transfers for policy loans	(526)	(1,289)	(1,382)	2,231	659
Contract charges	(3,921)	(5,103)	(1,610)	(4,061)	(669)
Contract terminations:
Surrender benefits	(443,836)	(878,468)	(356,390)	(474,385)	(111,663)
Death benefits	(137,355)	(95,491)	(26,160)	(53,838)	(6,223)
Units outstanding at end of year	3,802,099	11,232,101	2,387,095	6,667,734	1,328,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	53

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$149,968	$64,887	$110,233	$78,399	$5,083
Net realized gain (loss) on sales of investments	(11,652)	8,812	(7,990)	27,442	(217,880)
Distributions from capital gains	47,404	76,147	42,034	912,032	1,283,535
Net change in unrealized appreciation or depreciation of investments	226,303	557,913	203,820	753,112	664,498
Net increase (decrease) in net assets resulting from operations	412,023	707,759	348,097	1,770,985	1,735,236

Contract transactions
Contract purchase payments	1,158,662	48,860	688,741	502,102	499,721
Net transfers(1)	1,223,994	(120,571)	203,193	(165,113)	(439,108)
Transfers for policy loans	6,058	(8,402)	92	(11,310)	(3,034)
Adjustments to net assets allocated to contracts in payment period	—	(916)	—	—	—
Contract charges	(826)	(2,961)	(516)	(4,013)	(3,252)
Contract terminations:
Surrender benefits	(235,796)	(422,682)	(191,271)	(613,696)	(762,521)
Death benefits	(22,891)	(113,254)	(105,573)	(60,144)	(47,480)
Increase (decrease) from contract transactions	2,129,201	(619,926)	594,666	(352,174)	(755,674)
Net assets at beginning of year	4,187,199	3,502,419	2,239,287	8,470,223	7,234,598
Net assets at end of year	$6,728,423	$3,590,252	$3,182,050	$9,889,034	$8,214,160

Accumulation unit activity
Units outstanding at beginning of year	3,920,685	1,921,323	1,898,973	4,622,954	2,562,392
Contract purchase payments	1,011,509	23,898	530,756	228,741	167,409
Net transfers(1)	1,061,298	(80,107)	154,677	(63,687)	(107,780)
Transfers for policy loans	5,396	(3,138)	70	(4,277)	(43)
Contract charges	(729)	(1,384)	(399)	(1,956)	(927)
Contract terminations:
Surrender benefits	(206,859)	(211,760)	(149,081)	(280,985)	(210,684)
Death benefits	(20,235)	(46,050)	(80,779)	(33,205)	(20,864)
Units outstanding at end of year	5,771,065	1,602,782	2,354,217	4,467,585	2,389,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY –2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(6,825)	$4,501	$14,246	$(25,950)	$267,416
Net realized gain (loss) on sales of investments	17,215	(1,804)	69,812	80,183	(91,468)
Distributions from capital gains	248,518	—	148,883	975,462	—
Net change in unrealized appreciation or depreciation of investments	1,485,115	13,242	657,675	704,396	835,414
Net increase (decrease) in net assets resulting from operations	1,744,023	15,939	890,616	1,734,091	1,011,362

Contract transactions
Contract purchase payments	60,734	75,895	31,312	252,820	149,876
Net transfers(1)	(160,459)	(355)	(95,686)	(70,766)	(176,996)
Transfers for policy loans	150	—	215	(890)	8,726
Adjustments to net assets allocated to contracts in payment period	(2,616)	—	—	—	(12,021)
Contract charges	(6,213)	(56)	(6,846)	(1,324)	(14,395)
Contract terminations:
Surrender benefits	(423,502)	(9,895)	(336,020)	(536,100)	(1,099,469)
Death benefits	(102,067)	—	(42,770)	(68,036)	(217,725)
Increase (decrease) from contract transactions	(633,973)	65,589	(449,795)	(424,296)	(1,362,004)
Net assets at beginning of year	5,944,090	200,025	3,841,115	5,852,906	11,113,552
Net assets at end of year	$7,054,140	$281,553	$4,281,936	$7,162,701	$10,762,910

Accumulation unit activity
Units outstanding at beginning of year	1,530,251	230,595	1,833,762	2,869,257	7,460,288
Contract purchase payments	12,960	83,240	13,381	105,959	96,754
Net transfers(1)	(32,880)	(966)	(33,420)	(29,907)	(112,946)
Transfers for policy loans	(93)	—	93	(347)	5,216
Contract charges	(1,349)	(62)	(2,692)	(543)	(8,929)
Contract terminations:
Surrender benefits	(93,112)	(10,574)	(142,533)	(212,828)	(688,741)
Death benefits	(22,563)	—	(18,413)	(28,801)	(137,015)
Units outstanding at end of year	1,393,214	302,233	1,650,178	2,702,790	6,614,627

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	55

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(39,011)	$(19,357)	$(8,482)	$39,199	$15,360
Net realized gain (loss) on sales of investments	(22,037)	82,352	(4,709)	83,574	47,070
Distributions from capital gains	353,901	302,390	—	644,120	42,713
Net change in unrealized appreciation or depreciation of investments	542,337	248,643	111,981	279,669	73,012
Net increase (decrease) in net assets resulting from operations	835,190	614,028	98,790	1,046,562	178,155

Contract transactions
Contract purchase payments	808,855	8,984	132,192	38,159	6,698
Net transfers(1)	38,000	(74,152)	76,288	(59,714)	(101,146)
Transfers for policy loans	(4,811)	856	—	4,728	(2,187)
Adjustments to net assets allocated to contracts in payment period	—	(561)	—	—	—
Contract charges	(1,148)	(6,583)	(175)	(11,575)	(419)
Contract terminations:
Surrender benefits	(427,220)	(139,225)	(18,821)	(288,651)	(73,888)
Death benefits	(11,294)	(27,121)	—	(79,927)	(72,197)
Increase (decrease) from contract transactions	402,382	(237,802)	189,484	(396,980)	(243,139)
Net assets at beginning of year	3,256,903	1,828,559	648,376	4,539,620	839,935
Net assets at end of year	$4,494,475	$2,204,785	$936,650	$5,189,202	$774,951

Accumulation unit activity
Units outstanding at beginning of year	1,433,723	1,012,344	601,610	2,318,971	472,794
Contract purchase payments	303,698	4,027	114,898	17,215	3,297
Net transfers(1)	18,860	(33,431)	63,660	(27,168)	(49,415)
Transfers for policy loans	(1,817)	388	—	1,937	(1,092)
Contract charges	(436)	(2,939)	(147)	(5,122)	(206)
Contract terminations:
Surrender benefits	(159,913)	(65,402)	(16,034)	(130,267)	(36,120)
Death benefits	(4,512)	(11,938)	—	(34,735)	(36,728)
Units outstanding at end of year	1,589,603	903,049	763,987	2,140,831	352,530

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv
Operations
Investment income (loss) — net	$(13,999)	$8,870	$(9,429)	$6,055	$26,433
Net realized gain (loss) on sales of investments	5,807	106,897	53,562	(4,595)	35,379
Distributions from capital gains	38,559	184,543	92,684	21,970	103,884
Net change in unrealized appreciation or depreciation of investments	380,008	414,871	187,761	69,483	612,207
Net increase (decrease) in net assets resulting from operations	410,375	715,181	324,578	92,913	777,903

Contract transactions
Contract purchase payments	20,562	57,484	6,197	139,196	1,363,289
Net transfers(1)	80,152	(469,726)	3,613	(9,261)	1,291,154
Transfers for policy loans	3,402	—	(232)	—	112
Adjustments to net assets allocated to contracts in payment period	(3,688)	(5,317)	—	—	—
Contract charges	(1,133)	(2,804)	(1,754)	(217)	(1,095)
Contract terminations:
Surrender benefits	(199,794)	(214,082)	(115,414)	(23,101)	(569,342)
Death benefits	(34,173)	(31,702)	(37,750)	—	(31,687)
Increase (decrease) from contract transactions	(134,672)	(666,147)	(145,340)	106,617	2,052,431
Net assets at beginning of year	1,401,525	2,908,906	995,365	419,752	3,078,762
Net assets at end of year	$1,677,228	$2,957,940	$1,174,603	$619,282	$5,909,096

Accumulation unit activity
Units outstanding at beginning of year	619,137	1,853,651	551,863	388,355	3,110,503
Contract purchase payments	8,159	32,450	2,928	113,661	1,218,110
Net transfers(1)	32,785	(265,976)	2,607	(7,499)	1,148,087
Transfers for policy loans	1,388	167	(149)	—	100
Contract charges	(449)	(1,581)	(761)	(177)	(997)
Contract terminations:
Surrender benefits	(80,146)	(124,914)	(54,763)	(19,222)	(504,136)
Death benefits	(14,075)	(17,726)	(17,752)	—	(28,082)
Units outstanding at end of year	566,799	1,476,071	483,973	475,118	4,943,585

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	57

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$19,163	$(7,909)	$9,399	$(20,516)	$(3,936)
Net realized gain (loss) on sales of investments	632	82,304	(42,569)	147,712	2,219
Distributions from capital gains	—	70,445	—	329,682	588
Net change in unrealized appreciation or depreciation of investments	52,450	194,127	257,392	429,837	56,789
Net increase (decrease) in net assets resulting from operations	72,245	338,967	224,222	886,715	55,660

Contract transactions
Contract purchase payments	205,870	1,205	19,158	79,658	51,930
Net transfers(1)	255,640	44,404	(20,207)	(188,506)	82,456
Transfers for policy loans	455	(927)	(2,695)	(2,562)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(168)	(179)	(407)	(4,850)	(278)
Contract terminations:
Surrender benefits	(49,198)	(123,972)	(134,763)	(292,626)	(5,068)
Death benefits	(7,291)	(1,264)	(26,623)	(44,216)	—
Increase (decrease) from contract transactions	405,308	(80,733)	(165,537)	(453,102)	129,040
Net assets at beginning of year	744,917	794,042	957,733	2,749,146	288,541
Net assets at end of year	$1,222,470	$1,052,276	$1,016,418	$3,182,759	$473,241

Accumulation unit activity
Units outstanding at beginning of year	731,469	516,836	714,079	1,438,185	226,966
Contract purchase payments	193,078	632	12,574	34,684	37,504
Net transfers(1)	238,873	24,907	(13,261)	(82,273)	58,579
Transfers for policy loans	419	(470)	(1,847)	(1,109)	—
Contract charges	(158)	(93)	(274)	(2,086)	(200)
Contract terminations:
Surrender benefits	(46,098)	(56,905)	(80,404)	(125,263)	(3,551)
Death benefits	(6,774)	(719)	(19,463)	(18,549)	—
Units outstanding at end of year	1,110,809	484,188	611,404	1,243,589	319,298

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(18,896)	$(15,071)	$160,356	$(20,611)	$22,461
Net realized gain (loss) on sales of investments	106,256	28,785	155,240	39,651	32,641
Distributions from capital gains	276,383	362,205	17,193	296,499	63,119
Net change in unrealized appreciation or depreciation of investments	713,865	216,022	831,681	297,100	71,066
Net increase (decrease) in net assets resulting from operations	1,077,608	591,941	1,164,470	612,639	189,287

Contract transactions
Contract purchase payments	35,112	22,263	500,162	319,880	13,823
Net transfers(1)	(192,717)	(4,433)	286,065	(29,230)	(92,109)
Transfers for policy loans	(2,488)	481	866	142	1,320
Adjustments to net assets allocated to contracts in payment period	—	—	(4,504)	—	—
Contract charges	(2,074)	(928)	(3,076)	(872)	(1,295)
Contract terminations:
Surrender benefits	(399,420)	(168,272)	(428,537)	(136,717)	(162,224)
Death benefits	(2,948)	(10,884)	(138,442)	(82,913)	(7,458)
Increase (decrease) from contract transactions	(564,535)	(161,773)	212,534	70,290	(247,943)
Net assets at beginning of year	2,996,597	1,519,153	4,919,892	1,583,792	1,157,510
Net assets at end of year	$3,509,670	$1,949,321	$6,296,896	$2,266,721	$1,098,854

Accumulation unit activity
Units outstanding at beginning of year	2,310,595	689,056	1,687,100	683,139	847,827
Contract purchase payments	22,419	8,097	167,128	109,837	8,932
Net transfers(1)	(118,753)	(998)	142,253	(9,654)	(58,228)
Transfers for policy loans	(1,121)	180	262	48	856
Contract charges	(1,327)	(339)	(886)	(286)	(844)
Contract terminations:
Surrender benefits	(254,019)	(60,077)	(130,300)	(42,783)	(105,564)
Death benefits	(1,945)	(4,071)	(41,135)	(30,769)	(4,821)
Units outstanding at end of year	1,955,849	631,848	1,824,422	709,532	688,158

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	59

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$(5,320)	$(1,230)	$78,759	$2,185	$45,856
Net realized gain (loss) on sales of investments	20,130	1,025	(27,937)	(968)	924
Distributions from capital gains	27,963	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	120,682	16,805	397,257	25,426	106,816
Net increase (decrease) in net assets resulting from operations	163,455	16,600	448,079	26,643	153,596

Contract transactions
Contract purchase payments	11,327	17,421	206,407	77,403	584,609
Net transfers(1)	(72,117)	(46,791)	(191,408)	(15,917)	1,105,236
Transfers for policy loans	213	—	(1,590)	—	183
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,152)	(21)	(5,246)	(53)	(404)
Contract terminations:
Surrender benefits	(51,462)	(1,980)	(583,862)	(1,337)	(47,205)
Death benefits	(500)	—	(113,701)	(23,503)	(22,221)
Increase (decrease) from contract transactions	(113,691)	(31,371)	(689,400)	36,593	1,620,198
Net assets at beginning of year	661,436	144,489	4,512,671	160,572	1,857,952
Net assets at end of year	$711,200	$129,718	$4,271,350	$223,808	$3,631,746

Accumulation unit activity
Units outstanding at beginning of year	595,410	161,524	3,010,295	152,714	1,805,403
Contract purchase payments	8,612	17,947	133,568	67,513	543,138
Net transfers(1)	(57,279)	(50,318)	(122,925)	(13,851)	1,035,105
Transfers for policy loans	176	—	(992)	—	169
Contract charges	(897)	(22)	(3,275)	(47)	(384)
Contract terminations:
Surrender benefits	(39,758)	(1,925)	(366,486)	(1,094)	(42,206)
Death benefits	(406)	—	(72,045)	(20,878)	(20,867)
Units outstanding at end of year	505,858	127,206	2,578,140	184,357	3,320,358

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$(9,712)	$3,143	$(3,539)	$100,039	$(6,679)
Net realized gain (loss) on sales of investments	(5,006)	7,545	22,096	(15,003)	5,882
Distributions from capital gains	51,591	974	124,799	—	—
Net change in unrealized appreciation or depreciation of investments	244,170	103,658	112,303	(70,222)	204,068
Net increase (decrease) in net assets resulting from operations	281,043	115,320	255,659	14,814	203,271

Contract transactions
Contract purchase payments	7,365	7,239	5,596	262,980	27,222
Net transfers(1)	(62,029)	(32,736)	(10,841)	154,938	(71,705)
Transfers for policy loans	(3,852)	31	(5,442)	—	84
Adjustments to net assets allocated to contracts in payment period	—	(279)	—	—	—
Contract charges	(1,077)	(422)	(477)	(574)	(138)
Contract terminations:
Surrender benefits	(81,987)	(53,948)	(83,923)	(158,336)	(26,515)
Death benefits	—	—	(773)	(29,256)	(3,894)
Increase (decrease) from contract transactions	(141,580)	(80,115)	(95,860)	229,752	(74,946)
Net assets at beginning of year	1,051,568	496,403	750,249	1,550,120	562,366
Net assets at end of year	$1,191,031	$531,608	$910,048	$1,794,686	$690,691

Accumulation unit activity
Units outstanding at beginning of year	404,478	327,544	302,403	1,598,622	779,035
Contract purchase payments	2,566	4,271	1,867	272,417	33,047
Net transfers(1)	(22,251)	(17,162)	(3,560)	156,804	(79,559)
Transfers for policy loans	(1,400)	19	(1,747)	—	109
Contract charges	(375)	(249)	(158)	(577)	(158)
Contract terminations:
Surrender benefits	(28,976)	(30,200)	(27,284)	(162,404)	(30,792)
Death benefits	—	—	(265)	(29,403)	(4,269)
Units outstanding at end of year	354,042	284,223	271,256	1,835,459	697,413

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	61

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(424,306)	$(401,924)	$(334,767)	$(287,463)	$(65,640)
Net realized gain (loss) on sales of investments	5,049,200	3,496,854	1,294,006	1,454,733	5,968
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,323,444	5,002,324	1,917,164	1,536,437	907,679
Net increase (decrease) in net assets resulting from operations	7,948,338	8,097,254	2,876,403	2,703,707	848,007

Contract transactions
Contract purchase payments	2,545,364	799,161	1,246,075	76,871	2,587,335
Net transfers(1)	(8,378,952)	(3,108,538)	1,964,741	84,853	823,905
Transfers for policy loans	(11,861)	(6,787)	9,519	7,257	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(164,268)	(237,690)	(214,602)	(153,151)	(63,445)
Contract terminations:
Surrender benefits	(4,452,119)	(4,385,971)	(2,892,252)	(4,695,053)	(21,351)
Death benefits	(114,019)	(474,793)	(1,258,159)	(647,144)	—
Increase (decrease) from contract transactions	(10,575,855)	(7,414,618)	(1,144,678)	(5,326,367)	3,326,444
Net assets at beginning of year	43,028,105	42,066,559	30,493,694	30,595,283	4,290,574
Net assets at end of year	$40,400,588	$42,749,195	$32,225,419	$27,972,623	$8,465,025

Accumulation unit activity
Units outstanding at beginning of year	25,841,584	25,161,509	24,777,703	24,732,796	4,420,395
Contract purchase payments	1,351,872	423,953	964,678	59,267	2,468,897
Net transfers(1)	(4,481,009)	(1,655,455)	1,473,343	29,237	782,395
Transfers for policy loans	(7,650)	(3,075)	7,242	5,429	—
Contract charges	(88,588)	(127,935)	(164,163)	(116,756)	(59,632)
Contract terminations:
Surrender benefits	(2,354,896)	(2,334,216)	(2,216,626)	(3,595,812)	(20,116)
Death benefits	(62,223)	(252,212)	(985,148)	(490,953)	—
Units outstanding at end of year	20,199,090	21,212,569	23,857,029	20,623,208	7,591,939

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(115,205)	$(411,918)	$(941,400)	$(5,501,109)	$(10,128,292)
Net realized gain (loss) on sales of investments	1,161	356,385	766,650	8,306,020	17,159,876
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,736,895	3,932,027	10,734,271	81,705,313	127,106,307
Net increase (decrease) in net assets resulting from operations	1,622,851	3,876,494	10,559,521	84,510,224	134,137,891

Contract transactions
Contract purchase payments	5,112,477	1,045,001	4,115,619	47,624,907	42,808,870
Net transfers(1)	776,299	8,785,844	7,893,276	(9,600,029)	(21,645,284)
Transfers for policy loans	—	—	—	13,950	(4,267)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(107,101)	(432,686)	(942,569)	(6,316,992)	(11,660,812)
Contract terminations:
Surrender benefits	(258,743)	(2,856,249)	(3,557,861)	(24,495,783)	(40,250,021)
Death benefits	—	(711,783)	(661,222)	(3,904,311)	(6,171,175)
Increase (decrease) from contract transactions	5,522,932	5,830,127	6,847,243	3,321,742	(36,922,689)
Net assets at beginning of year	7,917,723	32,610,331	81,398,300	494,859,366	907,187,494
Net assets at end of year	$15,063,506	$42,316,952	$98,805,064	$582,691,332	$1,004,402,696

Accumulation unit activity
Units outstanding at beginning of year	7,951,817	30,501,848	73,073,376	415,534,550	747,685,309
Contract purchase payments	4,635,887	912,308	3,375,799	35,802,048	32,435,524
Net transfers(1)	663,576	7,861,958	6,458,228	(7,574,521)	(16,424,225)
Transfers for policy loans	—	—	—	10,495	(2,917)
Contract charges	(96,607)	(380,311)	(782,709)	(4,788,035)	(8,784,810)
Contract terminations:
Surrender benefits	(233,368)	(2,534,058)	(2,964,730)	(19,059,814)	(30,588,244)
Death benefits	—	(626,526)	(547,066)	(3,048,126)	(4,683,963)
Units outstanding at end of year	12,921,305	35,735,219	78,612,898	416,876,597	719,636,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	63

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,530,263)	$(4,682,943)	$(1,887,467)	$(1,434,742)	$(852,142)
Net realized gain (loss) on sales of investments	16,474,228	34,553,137	10,545,246	14,221,971	3,457,281
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	48,318,598	39,176,623	21,743,896	12,281,246	6,845,899
Net increase (decrease) in net assets resulting from operations	60,262,563	69,046,817	30,401,675	25,068,475	9,451,038

Contract transactions
Contract purchase payments	24,546,288	1,486,655	7,931,883	1,310,160	3,295,105
Net transfers(1)	8,420,352	(4,687,664)	(13,599,716)	(6,788,251)	5,261,601
Transfers for policy loans	19,846	14,784	73,804	89,460	7,765
Adjustments to net assets allocated to contracts in payment period	(30,257)	—	(27,120)	—	(24,552)
Contract charges	(3,518,414)	(3,327,831)	(1,272,788)	(933,836)	(577,691)
Contract terminations:
Surrender benefits	(37,066,615)	(70,508,280)	(16,550,496)	(24,426,381)	(8,880,262)
Death benefits	(7,494,411)	(4,394,184)	(1,497,787)	(892,428)	(2,122,806)
Increase (decrease) from contract transactions	(15,123,211)	(81,416,520)	(24,942,220)	(31,641,276)	(3,040,840)
Net assets at beginning of year	408,203,747	487,285,631	183,224,240	153,087,004	78,451,396
Net assets at end of year	$453,343,099	$474,915,928	$188,683,695	$146,514,203	$84,861,594

Accumulation unit activity
Units outstanding at beginning of year	280,023,501	331,808,735	117,098,446	97,240,718	58,559,155
Contract purchase payments	15,416,242	924,697	4,582,829	751,728	2,307,448
Net transfers(1)	5,398,708	(2,952,864)	(7,975,015)	(3,892,909)	3,480,237
Transfers for policy loans	10,138	8,962	42,278	51,569	5,564
Contract charges	(2,208,110)	(2,078,743)	(736,472)	(536,455)	(398,649)
Contract terminations:
Surrender benefits	(23,299,353)	(43,905,356)	(9,644,416)	(13,982,561)	(6,134,694)
Death benefits	(4,754,542)	(2,742,213)	(884,164)	(510,524)	(1,475,314)
Units outstanding at end of year	270,586,584	281,063,218	102,483,486	79,121,566	56,343,747

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(871,716)	$(14,990)	$(33,342)	$(182,292)	$(1,288,344)
Net realized gain (loss) on sales of investments	5,227,806	123,713	231,995	75,339	378,341
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,124,274	251,488	438,121	2,188,395	21,545,045
Net increase (decrease) in net assets resulting from operations	10,480,364	360,211	636,774	2,081,442	20,635,042

Contract transactions
Contract purchase payments	333,999	8,521	36,682	2,945,344	44,129,121
Net transfers(1)	1,360,900	(37,733)	(63,921)	9,198,513	18,290,439
Transfers for policy loans	(22,339)	(2,202)	1,309	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(533,012)	(4,476)	(7,427)	(157,474)	(1,317,913)
Contract terminations:
Surrender benefits	(12,720,379)	(118,976)	(304,377)	(602,016)	(1,875,948)
Death benefits	(2,311,122)	(3,793)	(24,087)	—	(287,316)
Increase (decrease) from contract transactions	(13,891,953)	(158,659)	(361,821)	11,384,367	58,938,383
Net assets at beginning of year	89,481,187	1,479,117	3,528,926	10,259,345	85,131,640
Net assets at end of year	$86,069,598	$1,680,669	$3,803,879	$23,725,154	$164,705,065

Accumulation unit activity
Units outstanding at beginning of year	66,311,411	860,469	1,305,287	9,569,967	73,876,650
Contract purchase payments	232,459	4,323	13,209	2,508,967	34,493,389
Net transfers(1)	921,146	(18,278)	(17,960)	8,037,736	14,447,144
Transfers for policy loans	(15,252)	(980)	263	—	—
Contract charges	(366,658)	(2,256)	(2,519)	(135,474)	(1,022,736)
Contract terminations:
Surrender benefits	(8,747,528)	(60,161)	(101,166)	(510,829)	(1,465,653)
Death benefits	(1,561,501)	(2,049)	(8,078)	—	(226,980)
Units outstanding at end of year	56,774,077	781,068	1,189,036	19,470,367	120,101,814

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	65

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(922,757)	$(8,411)	$(81,588)	$5,365	$44,644
Net realized gain (loss) on sales of investments	380,895	(212,700)	(551,647)	32,270	(187,773)
Distributions from capital gains	—	731,650	2,295,776	135,195	659,734
Net change in unrealized appreciation or depreciation of investments	13,446,350	1,506,630	1,706,370	197,907	(294,436)
Net increase (decrease) in net assets resulting from operations	12,904,488	2,017,169	3,368,911	370,737	222,169

Contract transactions
Contract purchase payments	21,385,630	107,925	125,261	37,795	14,941
Net transfers(1)	15,222,066	(370,597)	(560,328)	15,053	(14,500)
Transfers for policy loans	—	663	(6,433)	(4,348)	488
Adjustments to net assets allocated to contracts in payment period	—	(974)	(1,711)	—	(1,099)
Contract charges	(926,944)	(8,047)	(10,901)	(1,488)	(2,459)
Contract terminations:
Surrender benefits	(1,806,016)	(887,667)	(1,539,579)	(91,291)	(246,099)
Death benefits	(141,306)	(158,818)	(138,601)	(14,940)	(5,670)
Increase (decrease) from contract transactions	33,733,430	(1,317,515)	(2,132,292)	(59,219)	(254,398)
Net assets at beginning of year	65,581,997	7,597,166	12,028,234	1,939,482	1,624,665
Net assets at end of year	$112,219,915	$8,296,820	$13,264,853	$2,251,000	$1,592,436

Accumulation unit activity
Units outstanding at beginning of year	58,990,218	3,400,223	3,388,399	823,568	1,236,038
Contract purchase payments	17,574,521	44,013	30,542	14,222	10,029
Net transfers(1)	12,490,450	(145,255)	(151,713)	6,922	(5,282)
Transfers for policy loans	—	470	(753)	(1,511)	357
Contract charges	(757,187)	(3,044)	(2,615)	(565)	(1,813)
Contract terminations:
Surrender benefits	(1,470,404)	(360,695)	(379,405)	(35,104)	(175,118)
Death benefits	(113,601)	(60,453)	(29,952)	(5,537)	(3,978)
Units outstanding at end of year	86,713,997	2,875,259	2,854,503	801,995	1,060,233

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(16,523)	$(39,417)	$24,809
Net realized gain (loss) on sales of investments	71,434	53,241	(893)
Distributions from capital gains	293,380	651,137	—
Net change in unrealized appreciation or depreciation of investments	320,797	142,875	28,996
Net increase (decrease) in net assets resulting from operations	669,088	807,836	52,912

Contract transactions
Contract purchase payments	62,557	252,674	231,351
Net transfers(1)	(92,078)	(38,314)	15,504
Transfers for policy loans	(5,341)	1,474	—
Adjustments to net assets allocated to contracts in payment period	(6,095)	—	—
Contract charges	(1,158)	(1,354)	(28)
Contract terminations:
Surrender benefits	(283,190)	(277,718)	(26,780)
Death benefits	(9,680)	(27,642)	—
Increase (decrease) from contract transactions	(334,985)	(90,880)	220,047
Net assets at beginning of year	2,308,254	3,464,291	352,008
Net assets at end of year	$2,642,357	$4,181,247	$624,967

Accumulation unit activity
Units outstanding at beginning of year	863,956	1,213,608	328,622
Contract purchase payments	22,607	78,105	201,503
Net transfers(1)	(26,596)	(10,302)	13,122
Transfers for policy loans	(1,661)	457	—
Contract charges	(381)	(419)	(24)
Contract terminations:
Surrender benefits	(96,254)	(85,968)	(23,015)
Death benefits	(3,516)	(8,243)	—
Units outstanding at end of year	758,155	1,187,238	520,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage) and RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2020, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)(1)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

Division	Fund
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Inv Opp VI Dis Mid Cap Gro, Ser I

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares(2)
(effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares)

Invesco Opp VI Global, Ser II	Invesco Oppenheimer V.I. Global Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Fund, Series II Shares)
Inves Opp VI Gbl Strat Inc, Ser II	Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Strategic Income Fund, Series II Shares)
Inves Opp VI Mn St Sm Cap, Ser II	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Main Street Small Cap Fund®, Series II Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy, Cl II	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (previously Janus Henderson VIT Global Technology Portfolio: Service Shares)
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	69

Division	Fund
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	CTIVP® – Lazard International Equity Advantage Fund (Class 2) is scheduled to liquidate on or about April 23, 2021.
(2)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2020.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. The Account adopted the standard on January 1, 2020. There was no impact of the standard to the Account’s financials condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	71

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2020 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$36,203
AB VPS Global Thematic Gro, Cl B	103,016
AB VPS Gro & Inc, Cl B	631,913
AB VPS Intl Val, Cl B	350,873
ALPS Alerian Engy Infr, Class III	303,030
AC VP Intl, Cl II	57,597
AC VP Mid Cap Val, Cl II	223,004
AC VP Ultra, Cl II	1,020,449
AC VP Val, Cl II	1,041,694
BlackRock Global Alloc, Cl III	994,506
Calvert VP SRI Bal, Cl I	59,825
Col VP Bal, Cl 3	7,217,236
Col VP Commodity Strategy, Cl 2	176,532
Col VP Contrarian Core, Cl 2	291,339
Col VP Disciplined Core, Cl 3	297,871
Col VP Divd Opp, Cl 3	513,511
Col VP Emerg Mkts Bond, Cl 2	547,256
Col VP Emer Mkts, Cl 3	1,391,489
Col VP Global Strategic Inc, Cl 3	491,644
Col VP Govt Money Mkt, Cl 3	9,101,572
Col VP Hi Yield Bond, Cl 3	600,002
Col VP Inc Opp, Cl 3	549,812
Col VP Inter Bond, Cl 3	2,291,613
Col VP Lg Cap Gro, Cl 3	119,891
Col VP Lg Cap Index, Cl 3	10,469,596
Col VP Limited Duration Cr, Cl 2	1,743,362
Col VP Long Govt/Cr Bond, Cl 2	833,112
Col VP Mid Cap Gro, Cl 3	137,288
Col VP Overseas Core, Cl 3	148,235
Col VP Select Lg Cap Val, Cl 3	108,857
Col VP Select Mid Cap Val, Cl 3	75,681
Col VP Select Sm Cap Val, Cl 3	42,525
Col VP US Govt Mtge, Cl 3	669,459
CS Commodity Return	81,600
CTIVP BR Gl Infl Prot Sec, Cl 3	490,030
CTIVP Lazard Intl Eq Adv, Cl 2	424,156
CTIVP Loomis Sayles Gro, Cl 1	175,128
CTIVP Vty Sycamore Estb Val, Cl 3	148,115
CTIVP WF Short Duration Govt, Cl 2	6,026,760
DWS Alt Asset Alloc VIP, Cl B	191,344
EV VT Floating-Rate Inc, Init Cl	227,278
Fid VIP Contrafund, Serv Cl 2	5,217,216
Fid VIP Gro & Inc, Serv Cl 2	600,092
Fid VIP Mid Cap, Serv Cl 2	1,920,467
Fid VIP Overseas, Serv Cl 2	149,583
Fid VIP Strategic Inc, Serv Cl 2	2,696,396
Frank Global Real Est, Cl 2	492,708
Frank Inc, Cl 2	903,954
Frank Mutual Shares, Cl 2	1,786,372
Frank Sm Cap Val, Cl 2	1,257,271
GS VIT Mid Cap Val, Inst	237,037
GS VIT Multi-Strategy Alt, Advisor	405,146
GS VIT U.S. Eq Insights, Inst	260,640
Inv Opp VI Dis Mid Cap Gro, Ser I	703,773
Invesco Opp VI Global, Ser II	1,113,587
Inves Opp VI Gbl Strat Inc, Ser II	844,802
Inves Opp VI Mn St Sm Cap, Ser II	482,222

Division	Purchases
Invesco VI Am Fran, Ser II	$322,366
Invesco VI Bal Risk Alloc, Ser II	481,291
Invesco VI Comstock, Ser II	526,928
Invesco VI Div Divd, Ser I	70,539
Invesco VI Hlth, Ser II	197,130
Invesco VI Intl Gro, Ser II	214,727
Invesco VI Tech, Ser I	378,666
Ivy VIP Asset Strategy, Cl II	113,826
Janus Henderson VIT Bal, Serv	3,941,976
Janus Henderson VIT Flex Bd, Serv	415,077
Janus Hend VIT Gbl Tech Innov, Srv	209,306
Janus Henderson VIT Overseas, Serv	37,388
Janus Henderson VIT Res, Serv	491,493
Lazard Ret Global Dyn MA, Serv	695,240
MFS Mass Inv Gro Stock, Serv Cl	627,307
MFS New Dis, Serv Cl	271,811
MFS Utilities, Serv Cl	1,063,964
MS VIF Dis, Cl II	1,938,114
MS VIF Global Real Est, Cl II	136,979
NB AMT Intl Eq, Cl S	69,236
NB AMT US Eq Index PW Strat, Cl S	17,958
PIMCO VIT All Asset, Advisor Cl	406,605
PIMCO VIT Glb Man As Alloc, Adv Cl	111,869
PIMCO VIT Tot Return, Advisor Cl	3,261,668
Put VT Global Hlth Care, Cl IB	145,278
Put VT Intl Eq, Cl IB	34,848
Put VT Sus Leaders, Cl IB	138,405
Temp Global Bond, Cl 2	409,642
VanEck VIP Global Gold, Cl S	414,831
VP Aggr, Cl 2	2,825,742
VP Aggr, Cl 4	1,319,546
VP Conserv, Cl 2	10,011,410
VP Conserv, Cl 4	4,137,790
VP Man Risk, Cl 2	1,485,794
VP Man Risk US, Cl 2	4,862,708
VP Man Vol Conserv, Cl 2	20,199,830
VP Man Vol Conserv Gro, Cl 2	12,312,867
VP Man Vol Gro, Cl 2	44,525,645
VP Man Vol Mod Gro, Cl 2	28,167,144
VP Mod, Cl 2	28,759,525
VP Mod, Cl 4	4,247,144
VP Mod Aggr, Cl 2	12,021,409
VP Mod Aggr, Cl 4	1,215,401
VP Mod Conserv, Cl 2	15,606,794
VP Mod Conserv, Cl 4	5,112,092
VP Ptnrs Core Eq, Cl 3	37,498
VP Ptnrs Sm Cap Val, Cl 3	295,079
VP US Flex Conserv Gro, Cl 2	12,099,617
VP US Flex Gro, Cl 2	52,617,945
VP US Flex Mod Gro, Cl 2	20,815,131
Wanger Intl	582,201
Wanger USA	1,361,279
WF VT Index Asset Alloc, Cl 2	237,146
WF VT Intl Eq, Cl 2	142,298
WF VT Opp, Cl 2	382,226
WF VT Sm Cap Gro, Cl 2	943,396
WA Var Global Hi Yd Bond, Cl II	131,917

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%	to	1.48%
AB VPS Global Thematic Gro, Cl B
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%	to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
AB VPS Gro & Inc, Cl B
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%	to	9.48%
AB VPS Intl Val, Cl B
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%	to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
ALPS Alerian Engy Infr, Class III
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)	to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%	to	38.22%
AC VP Intl, Cl II
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%	to	24.15%
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%	to	26.61%
2018	497	$1.76	to	$2.05	$840	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	578	$2.08	to	$2.45	$1,169	0.75%	0.55%	to	1.20%	30.22%	to	29.38%
2016	685	$1.60	to	$1.89	$1,065	0.96%	0.55%	to	1.20%	(6.07%)	to	(6.68%)
AC VP Mid Cap Val, Cl II
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%	to	20.96%
AC VP Ultra, Cl II
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%	to	2.86%
AC VP Val, Cl II
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%	to	(1.02%)
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%	to	24.60%
2018	4,502	$2.18	to	$1.34	$10,346	1.49%	0.55%	to	1.85%	(9.78%)	to	(10.95%)
2017	5,346	$2.42	to	$1.50	$13,656	1.47%	0.55%	to	1.85%	7.98%	to	6.59%
2016	6,581	$2.24	to	$1.41	$15,708	1.58%	0.55%	to	1.85%	19.62%	to	18.07%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	73

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl III
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%	to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%	to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%	to	1.91%
Calvert VP SRI Bal, Cl I
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%	to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%	to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%	to	6.57%
Col VP Bal, Cl 3
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%	to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%	to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%	to	4.46%
Col VP Commodity Strategy, Cl 2
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)	to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%	to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%	to	10.31%
Col VP Contrarian Core, Cl 2
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%	to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%	to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%	to	6.42%
Col VP Disciplined Core, Cl 3
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%	to	6.38%
Col VP Divd Opp, Cl 3
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%	to	11.88%
Col VP Emerg Mkts Bond, Cl 2
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%	to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%	to	9.03%
Col VP Emer Mkts, Cl 3
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%	to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%	to	3.46%
Col VP Global Strategic Inc, Cl 3
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%	to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 3
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)	to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.44%)
Col VP Hi Yield Bond, Cl 3
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%	to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%	to	10.11%
Col VP Inc Opp, Cl 3
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%	to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%	to	9.26%
Col VP Inter Bond, Cl 3
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%	to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%	to	3.03%
Col VP Lg Cap Gro, Cl 3
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%	to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%	to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%	to	26.11%
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%	to	(0.29%)
Col VP Lg Cap Index, Cl 3
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%	to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%	to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)	to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%	to	19.07%
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%	to	9.46%
Col VP Limited Duration Cr, Cl 2
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%	to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%	to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)	to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%	to	(0.06%)
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%	to	3.34%
Col VP Long Govt/Cr Bond, Cl 2
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%	to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%	to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)	to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%	to	8.97%
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%	to	0.89%
Col VP Mid Cap Gro, Cl 3
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%	to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%	to	21.03%
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%	to	0.69%
Col VP Overseas Core, Cl 3
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%	to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%	to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%	to	25.54%
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	75

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%		to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%		to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)		to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%		to	19.07%
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%		to	18.09%
Col VP Select Mid Cap Val, Cl 3
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%		to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%		to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)		to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%		to	11.76%
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%		to	12.36%
Col VP Select Sm Cap Val, Cl 3
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%		to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%		to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)		to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%		to	10.59%
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%		to	12.19%
Col VP US Govt Mtge, Cl 3
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%		to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%		to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%		to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%		to	1.73%
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%		to	1.10%
CS Commodity Return
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%		to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)		to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%		to	0.06%
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%		to	10.41%
CTIVP BR Gl Infl Prot Sec, Cl 3
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
CTIVP Lazard Intl Eq Adv, Cl 2
2020	1,468	$1.27	to	$1.15	$1,802	0.15%	0.55%	to	1.85%	3.61%		to	2.27%
2019	1,420	$1.23	to	$1.13	$1,690	2.52%	0.55%	to	1.85%	15.95%		to	14.44%
2018	976	$1.06	to	$0.98	$1,007	2.00%	0.55%	to	1.85%	(16.68%)		to	(17.77%)
2017	687	$1.27	to	$1.20	$857	1.14%	0.55%	to	1.85%	22.97%		to	21.38%
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
CTIVP Loomis Sayles Gro, Cl 1
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%		to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%		to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(5)	to	4.51	%(5)
CTIVP Vty Sycamore Estb Val, Cl 3
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%		to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%		to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)		to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%		to	18.90%
CTIVP WF Short Duration Govt, Cl 2
2020	6,746	$1.06	to	$0.95	$6,854	2.92%	0.55%	to	1.85%	2.82%		to	1.48%
2019	3,226	$1.03	to	$0.93	$3,240	0.82%	0.55%	to	1.85%	2.77%		to	1.44%
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%		to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)		to	(1.41%)
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%		to	(1.08%)

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl B
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%	to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%	to	5.05%
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%	to	3.08%
EV VT Floating-Rate Inc, Init Cl
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%	to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%	to	7.38%
Fid VIP Contrafund, Serv Cl 2
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%	to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%	to	5.76%
Fid VIP Gro & Inc, Serv Cl 2
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%	to	6.31%
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%	to	28.13%
2018	2,840	$2.25	to	$2.50	$6,615	0.19%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	3,139	$2.49	to	$2.79	$8,122	1.03%	0.55%	to	1.20%	15.98%	to	15.22%
2016	3,750	$2.15	to	$2.42	$8,389	1.56%	0.55%	to	1.20%	15.18%	to	14.43%
Fid VIP Mid Cap, Serv Cl 2
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%	to	15.70%
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%	to	20.91%
2018	6,903	$2.70	to	$1.33	$20,328	0.40%	0.55%	to	1.85%	(15.24%)	to	(16.34%)
2017	7,146	$3.19	to	$1.59	$25,376	0.48%	0.55%	to	1.85%	19.88%	to	18.33%
2016	7,631	$2.66	to	$1.34	$23,039	0.31%	0.55%	to	1.85%	11.31%	to	9.87%
Fid VIP Overseas, Serv Cl 2
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%	to	13.67%
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%	to	25.66%
2018	1,467	$1.63	to	$1.17	$2,354	1.18%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	1,805	$1.93	to	$1.40	$3,435	1.16%	0.55%	to	1.45%	29.28%	to	28.12%
2016	2,235	$1.50	to	$1.09	$3,261	1.16%	0.55%	to	1.45%	(5.79%)	to	(6.63%)
Fid VIP Strategic Inc, Serv Cl 2
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%	to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%	to	6.04%
Frank Global Real Est, Cl 2
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)	to	(0.90%)
Frank Inc, Cl 2
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%	to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%	to	11.94%
Frank Mutual Shares, Cl 2
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)	to	(6.79%)
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%	to	20.32%
2018	4,623	$1.94	to	$1.21	$8,470	2.44%	0.55%	to	1.85%	(9.57%)	to	(10.74%)
2017	4,477	$2.15	to	$1.36	$9,261	2.15%	0.55%	to	1.85%	7.75%	to	6.37%
2016	5,369	$2.00	to	$1.28	$10,537	1.98%	0.55%	to	1.85%	15.42%	to	13.94%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	77

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Sm Cap Val, Cl 2
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%		to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%		to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)		to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%		to	8.63%
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%		to	27.81%
GS VIT Mid Cap Val, Inst
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%		to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%		to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)		to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%		to	9.75%
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
GS VIT Multi-Strategy Alt, Advisor
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%		to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%		to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)		to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%		to	3.22%
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)		to	(1.57%)
GS VIT U.S. Eq Insights, Inst
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%		to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%		to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%		to	22.29%
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%		to	9.14%
Inv Opp VI Dis Mid Cap Gro, Ser I
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(8)	to	50.36	%(8)
Invesco Opp VI Global, Ser II
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
Inves Opp VI Gbl Strat Inc, Ser II
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
Inves Opp VI Mn St Sm Cap, Ser II
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
Invesco VI Am Fran, Ser II
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	1,012	$1.85	to	$1.74	$1,829	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
2017	1,303	$1.94	to	$1.84	$2,474	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	1,576	$1.53	to	$1.47	$2,377	—	0.55%	to	1.45%	1.46%		to	0.55%
Invesco VI Bal Risk Alloc, Ser II
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Comstock, Ser II
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
Invesco VI Div Divd, Ser I
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
2018	473	$1.83	to	$1.74	$840	2.25%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
2017	612	$1.99	to	$1.90	$1,188	1.56%	0.55%	to	1.20%	7.98%		to	7.28%
2016	764	$1.84	to	$1.77	$1,380	1.42%	0.55%	to	1.20%	14.18%		to	13.45%
Invesco VI Hlth, Ser II
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
Invesco VI Intl Gro, Ser II
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
Invesco VI Tech, Ser I
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
2018	552	$2.58	to	$3.11	$995	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
2017	602	$2.61	to	$3.16	$1,100	—	0.55%	to	1.20%	34.39%		to	33.52%
2016	758	$1.94	to	$2.37	$1,032	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
Ivy VIP Asset Strategy, Cl II
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%		to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%		to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)		to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%		to	16.12%
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
Janus Henderson VIT Bal, Serv
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(7)	to	(1.54	%)(7)
Janus Henderson VIT Flex Bd, Serv
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
Janus Hend VIT Gbl Tech Innov, Srv
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
Janus Henderson VIT Overseas, Serv
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%		to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%		to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)		to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%		to	29.25%
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	79

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Res, Serv
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%	to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%	to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)	to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%	to	25.22%
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)	to	(1.56%)
Lazard Ret Global Dyn MA, Serv
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%	to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%	to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)	to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%	to	18.34%
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%	to	1.42%
MFS Mass Inv Gro Stock, Serv Cl
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%	to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%	to	26.26%
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%	to	4.32%
MFS New Dis, Serv Cl
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%	to	24.83%
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%	to	7.50%
MFS Utilities, Serv Cl
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%	to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%	to	22.51%
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%	to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%	to	12.40%
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%	to	9.21%
MS VIF Dis, Cl II
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%	to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%	to	36.07%
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)	to	(10.51%)
MS VIF Global Real Est, Cl II
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%	to	1.64%
NB AMT Intl Eq, Cl S
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%	to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%	to	24.94%
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)	to	(3.23%)
NB AMT US Eq Index PW Strat, Cl S
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%	to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%	to	4.73%
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)	to	(2.46%)
PIMCO VIT All Asset, Advisor Cl
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%	to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%	to	10.86%

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Glb Man As Alloc, Adv Cl
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%	to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%	to	2.02%
PIMCO VIT Tot Return, Advisor Cl
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%	to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%	to	0.70%
Put VT Global Hlth Care, Cl IB
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%	to	14.89%
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%	to	28.74%
2018	404	$2.85	to	$2.95	$1,052	0.98%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
2017	463	$2.88	to	$3.00	$1,222	0.56%	0.55%	to	1.20%	14.67%	to	13.93%
2016	622	$2.51	to	$2.63	$1,435	—	0.55%	to	1.20%	(11.84%)	to	(12.41%)
Put VT Intl Eq, Cl IB
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%	to	10.76%
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%	to	23.66%
2018	328	$1.41	to	$1.76	$496	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
2017	367	$1.75	to	$2.21	$695	2.24%	0.55%	to	1.20%	25.89%	to	25.07%
2016	409	$1.39	to	$1.76	$616	3.53%	0.55%	to	1.20%	(2.99%)	to	(3.61%)
Put VT Sus Leaders, Cl IB
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%	to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%	to	6.51%
Temp Global Bond, Cl 2
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)	to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%	to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%	to	0.06%
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%	to	1.06%
VanEck VIP Global Gold, Cl S
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%	to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%	to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)	to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%	to	9.59%
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%	to	45.23%
VP Aggr, Cl 2
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%	to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%	to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)	to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%	to	16.74%
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%	to	3.97%
VP Aggr, Cl 4
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%	to	17.17%
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%	to	4.44%
VP Conserv, Cl 2
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%	to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)	to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%	to	5.45%
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%	to	1.54%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%		to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
VP Man Risk, Cl 2
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%		to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%		to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(6)	to	3.16	%(6)
VP Man Risk US, Cl 2
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%		to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%		to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(6)	to	3.95	%(6)
VP Man Vol Conserv, Cl 2
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%		to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%		to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
VP Man Vol Conserv Gro, Cl 2
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%		to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%		to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
VP Man Vol Gro, Cl 2
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%		to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%		to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
VP Man Vol Mod Gro, Cl 2
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%		to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%		to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
VP Mod, Cl 2
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%		to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%		to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
VP Mod, Cl 4
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%
VP Mod Aggr, Cl 2
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%		to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%		to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)		to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%		to	3.34%

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 4
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%		to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%		to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%		to	3.75%
VP Mod Conserv, Cl 2
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%		to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%		to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)		to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%		to	8.00%
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%		to	2.06%
VP Mod Conserv, Cl 4
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%		to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%		to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)		to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%		to	2.54%
VP Ptnrs Core Eq, Cl 3
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%		to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%		to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%		to	8.11%
VP Ptnrs Sm Cap Val, Cl 3
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
VP US Flex Conserv Gro, Cl 2(9)
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(6)	to	9.68%
VP US Flex Gro, Cl 2(9)
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(6)	to	16.29%
VP US Flex Mod Gro, Cl 2(9)
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(6)	to	13.08%
Wanger Intl
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%		to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%		to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
Wanger USA
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT	83

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Index Asset Alloc, Cl 2
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%	to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%	to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%	to	10.91%
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%	to	6.39%
WF VT Intl Eq, Cl 2
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%	to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%	to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%	to	22.55%
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%	to	1.81%
WF VT Opp, Cl 2
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%	to	18.79%
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%	to	29.05%
2018	864	$2.60	to	$1.43	$2,308	0.19%	0.55%	to	1.85%	(7.66%)	to	(8.87%)
2017	945	$2.81	to	$1.56	$2,747	0.66%	0.55%	to	1.85%	19.78%	to	18.23%
2016	1,178	$2.35	to	$1.32	$2,881	2.05%	0.55%	to	1.85%	11.61%	to	10.17%
WF VT Sm Cap Gro, Cl 2
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%	to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%	to	5.78%
WA Var Global Hi Yd Bond, Cl II
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%	to	6.44%
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%	to	13.25%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2016.
(6)	New subaccount operations commenced on September 18, 2017.
(7)	New subaccount operations commenced on April 27, 2018.
(8)	New subaccount operations commenced on April 24, 2020.
(9)	Effective September 18, 2017, the fund option became available under RAVA

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2020 ANNUAL REPORT

FINANCIAL STATEMENTS

RiverSource Life Insurance Co. of New York

For the Years Ended December 31, 2020, 2019 and 2018

With Report of Independent Registered Public Accounting Firm

RiverSource Life Insurance Co. of New York

FINANCIAL STATEMENTS

For the Years Ended December 31, 2020, 2019 and 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2020 and 2019, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of the reserves for long term care policies

As described in Note 2 and Note 10 to the financial statements, the total reserves for long term care policies was $357,716 thousand as of December 31, 2020, which is included in policyholder account balances, future policy benefits and claims on the balance sheet. Liabilities for estimates of benefits that will become payable on future claims on long term care policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Management utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests, using current best estimate assumptions, including expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods.

The principal considerations for our determination that performing procedures relating to the valuation of the reserves for long term care policies is a critical audit matter are the significant judgment by management when developing the estimate of the long term care reserves, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of reserves for long term care policies, including controls over management’s development of the current best estimate assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of the long term care reserves, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability, and (ii) evaluating the appropriateness of management’s models.

Valuation of the embedded derivatives in certain variable annuity riders

As described in Note 2, Note 10, Note 11, and Note 12 to the financial statements, management values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. As there is no active market for the transfer of these embedded derivatives, such internal valuation models estimate fair value by discounting expected cash flows. As of December 31, 2020, the net embedded derivative liability in certain variable annuity riders was $116,490 thousand, and is included in policyholder account balances, future policy benefits and claims on the balance sheet. Management’s discounted cash flow model for estimating fair value includes observable capital market assumptions and incorporates significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, all of which management believes a market participant would expect.

The principal considerations for our determination that performing procedures relating to the valuation of the embedded derivatives in certain variable annuity riders is a critical audit matter are the significant judgment by management to estimate the fair value of the embedded derivatives in certain variable annuity riders; this in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence obtained related to the significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk and the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls related to the Company’s estimate of the fair value of embedded derivatives in certain variable annuity riders, including controls over the significant unobservable inputs. These procedures also included, among others, evaluating and testing management’s process for developing the fair value estimate. Testing management’s process included evaluating the reasonableness of the significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and testing the completeness and accuracy of underlying data used by management in the development of the significant unobservable inputs. Professionals with specialized skill and knowledge were used to assist in (i) evaluating the reasonableness of certain significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and (ii) evaluating the appropriateness of management’s models.

Valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities

As described in Note 2, Note 10 and Note 11 to the financial statements, the Company issues universal life, variable universal life and variable annuity policies that have product features that are accounted for as insurance liabilities. As disclosed by management, the liability for these policies, which is included in policyholder account balances, future policy benefits and claims on the balance sheet, is determined using actuarial models to estimate the present value of the projected benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments. Significant assumptions used by management in projecting the present value of future benefits and assessments include customer asset value growth rates, mortality, persistency, and investment margins, and additionally for variable annuity policies, benefit utilization.

The principal considerations for our determination that performing procedures relating to the valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities is a critical audit matter are the significant judgment by management when developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions related to customer asset value growth rates, persistency, investment margins, and , for variable annuity policies, benefit utilization. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, including controls over management’s development of the significant assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the significant assumptions related to customer asset value growth rates, persistency, benefit utilization and investment margins, and (ii) evaluating the appropriateness of management’s models.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2021

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2020	2019
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2020, $1,680,340; 2019, $1,566,589, allowance for credit losses: 2020, $739(1))	$1,873,639	$1,702,183
Mortgage loans on real estate, at cost (allowance for credit losses: 2020, $2,075; 2019, $2,038)	166,845	161,778
Policy loans	48,712	49,333
Other investments	484	425
Total investments	2,089,680	1,913,719
Cash and cash equivalents	262,009	249,120
Reinsurance recoverables (Net of allowance for credit losses: 2020, $4,800(1))	185,087	179,013
Other receivables	8,250	8,013
Accrued investment income	13,653	13,060
Deferred acquisition costs	162,650	174,062
Other assets	324,757	189,259
Separate account assets	5,122,397	4,787,305
Total assets	$8,168,483	$7,513,551

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$2,169,010	$2,030,010
Other liabilities	346,842	230,353
Separate account liabilities	5,122,397	4,787,305
Total liabilities	$7,638,249	$7,047,668
Shareholder’s Equity:
Common stock, $0 par value; 200,000 shares authorized, issued and outstanding	$2,000	$2,000
Additional paid-in capital	106,926	106,926
Retained earnings	350,273	311,430
Accumulated other comprehensive income, net of tax	71,035	45,527
Total shareholder’s equity	530,234	465,883
Total liabilities and shareholder’s equity	$8,168,483	$7,513,551

(1)	Prior to January 1, 2020, the allowance for credit losses is not applicable to Available-for-Sale securities and Reinsurance recoverables. See Notes 2, 3, 6 and 7 for more information

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2020	2019	2018
Revenues
Premiums	$17,699	$21,052	$19,643
Net investment income	70,451	75,807	78,546
Policy and contract charges	123,702	121,572	125,492
Other revenues	24,526	23,990	23,584
Net realized investment gains (losses)	(346)	(1,035)	566
Total revenues	236,032	241,386	247,831

Benefits and Expenses
Benefits, claims, losses and settlement expenses	83,691	75,842	85,677
Interest credited to fixed accounts	49,171	49,390	49,384
Amortization of deferred acquisition costs	18,276	10,892	14,679
Other insurance and operating expenses	35,551	37,170	38,316
Total benefit and expenses	186,689	173,294	188,056
Pretax income (loss)	49,343	68,092	59,775
Income tax provision (benefit)	7,671	8,993	7,856
Net income	$41,672	$59,099	$51,919

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2020	2019	2018

Net income	$41,672	$59,099	$51,919
Other comprehensive income (loss), net of tax benefit:
Net unrealized gains (losses) on securities	25,508	45,957	(40,993)
Total comprehensive income	$67,180	$105,056	$10,926

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENT OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2018	$2,000	$106,926	$291,562	$40,563	$441,051
Comprehensive income:
Net income	—	—	51,919	—	51,919
Other comprehensive income (loss), net of tax benefit	—	—	—	(40,993)	(40,993)

Total comprehensive income					10,926
Cash dividend to RiverSource Life Insurance Company	—	—	(48,000)	—	(48,000)

Balances at December 31, 2018	$2,000	$106,926	$295,481	$(430)	$403,977
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(150)	—	(150)
Comprehensive income:
Net income	—	—	59,099	—	59,099
Other comprehensive income (loss), net of tax benefit	—	—	—	45,957	45,957

Total comprehensive income					105,056
Cash dividend to RiverSource Life Insurance Company	—	—	(43,000)	—	(43,000)

Balances at December 31, 2019	$2,000	$106,926	$311,430	$45,527	$465,883
Cumulative effect of adoption of current expected credit losses guidance	—	—	(2,829)	—	(2,829)
Comprehensive income:
Net income	—	—	41,672	—	41,672
Other comprehensive income (loss), net of tax benefit	—	—	—	25,508	25,508

Total comprehensive income					67,180
Cash dividend to RiverSource Life Insurance Company	—	—	—	—	—
Balances at December 31, 2020	$2,000	$106,926	$350,273	$71,035	$530,234

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2020	2019	2018
Cash Flows from Operating Activities
Net income	$41,672	$59,099	$51,919
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	1,575	952	2,269
Deferred income tax (benefit) expense	(10,626)	(8,503)	(460)
Contractholder and policyholder charges, non-cash	(26,308)	(25,518)	(24,570)
(Gain) loss from equity method investments	(53)	(57)	22
Net realized investment (gains) losses	(1,350)	(22)	(566)
Other-than-temporary impairments recognized in net realized investment gains (losses)	1,696	1,054	—
Changes in operating assets and liabilities
Deferred acquisition costs	3,739	(8,170)	(5,545)
Policyholder account balances, future policy benefits and claims, net	115,496	39,172	65,075
Derivatives, net of collateral	(34,858)	(27,855)	25,342
Reinsurance recoverables	(8,659)	(9,332)	(22,732)
Other receivables	(237)	(682)	1,015
Accrued investment income	(593)	1,819	1,803
Current income tax expense (benefit)	19,086	2,495	(1,431)
Other, net	3,677	3,257	2,396
Net cash provided by (used in) operating activities	104,257	27,709	94,537

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	6,109	8,752	2,770
Maturities, sinking fund payments and calls	208,944	227,635	196,883
Purchases	(329,029)	(147,680)	(154,760)
Proceeds from maturities and repayments of commercial mortgage loans	18,508	16,829	22,264
Funding of commercial mortgage loans	(23,585)	(23,650)	(27,856)
Net proceeds from sales of other investments	3	—	—
Purchase of other investments	(9)	8	(11)
Change in policy loans, net	621	445	(1,122)
Cash paid for written options with deferred premiums		—	(11,626)
Cash received for written options with deferred premiums	—	—	5,928
Net cash provided by (used in) investing activities	(118,438)	82,339	32,470

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	121,283	138,744	129,588
Net transfers from (to) separate accounts	(239)	(2,793)	(12,035)
Surrenders and other benefits	(86,335)	(113,264)	(115,859)
Proceeds form line of credit with Ameriprise Financial, Inc.	6,000	2,500	—
Repayments to line of credit with Ameriprise Financial, Inc.	(6,000)	(2,500)	—
Cash received for purchased options with deferred premiums	—	42,423	189
Cash paid for purchased options with deferred premiums	(7,638)	(16,812)	(8,672)
Cash dividends to RiverSource Life Insurance Company	—	(43,000)	(48,000)
Net cash provided by (used in) financing activities	27,071	5,298	(54,789)
Net increase (decrease) in cash and cash equivalents	12,889	115,346	72,218
Cash and cash equivalents at beginning of period	249,120	133,774	61,556
Cash and cash equivalents at end of period	$262,009	$249,120	$133,774
Supplemental Disclosures:
Income taxes paid (received), net	$(790)	$14,965	$9,749

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 20, 2021, the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted accounting standard, Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments, on January 1, 2020. The significant accounting policies for Available-for-Sale Securities, Financing Receivables, and Reinsurance were updated as a result of adopting the new accounting standard.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes which is consistent with prior periods before January 1, 2020. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI which is consistent with prior periods before January 1, 2020.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments. However, for Available-for-Sale securities that recognized an impairment prior to January 1, 2020 by reducing the book value of the security, the difference between the new amortized cost basis and the improved cash flows expected to be collected is accreted as interest income.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-sale securities is recorded as earned in accrued investment income on the Balance Sheets. Available-for-Sale securities are placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. At this time all previously accrued interest is reversed through net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans is recorded in net investment income on the Statements of Income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in accrued investment income on the Statements of Income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Co. of New York

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Commercial mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Modifications to loan terms do not automatically result in troubled debt restructurings (“TDRs”). Per the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus, modifications made on a good faith basis in response to the coronavirus disease 2019 (“COVID-19”) pandemic to borrowers who were not more than 30 days past due as of December 31, 2019, such as payment deferrals, extensions of repayment terms, fee waivers, or delays in payment that are not significant to the unpaid principal value of the loan, are not considered TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated selling costs. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned in other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to

RiverSource Life Insurance Co. of New York

significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to benefits, claims, losses and settlement expenses on the Statements of Income.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Co. of New York

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Co. of New York

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Co. of New York

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis. Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in 2018. The Company adopted the provisions of the standard to include new disclosures on January 1, 2020. The update does not have an impact on the Company’s financial condition or results of operations. See Note 12 for additional disclosures on fair value measurements.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. The Company adopted the standard using a prospective approach on January 1, 2020. The adoption did not have an impact on the Company’s financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. At adoption, the initial estimate of the expected credit losses will be recorded through retained earnings and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The credit loss model for Available-for-Sale debt securities did not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company adopted the standard on January 1, 2020. The adoption did not have a material impact on the Company’s financial condition or results of operations.

RiverSource Life Insurance Co. of New York

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard requires most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard was effective for interim and annual periods beginning after December 15, 2018. Entities had the option to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”). The election of the update was optional. The update was effective for fiscal years beginning after December 15, 2018. Entities could record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have an impact on the Company’s financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under previous guidance, premiums were generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial condition or results of operations.

In October 2020, the FASB issued amendments clarifying that, at each reporting date if a security contains additional future call dates, an entity must reevaluate whether the amortized cost basis exceeds the amount repayable by the issuer at the next call date. If so, the excess should be amortized to the next call date. The update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early application is not permitted. All entities should apply this update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. The Company currently accounts for the additional call dates in accordance with this amendment.

Future Adoption of New Accounting Standards

Reference Rate Reform — Expedients for Contract Modifications

In March 2020, the FASB updated the accounting standards to provide optional expedients and exceptions for applying GAAP to contracts, hedging or other transactions that are affected by reference rate reform (i.e., the elimination of LIBOR). The following expedients are provided for modified contracts whose reference rate is changed: 1) receivables and debt contracts are accounted for prospectively by adjusting the effective interest rate, 2) leases are accounted for as a continuation of the existing contracts with no reassessments of the lease classification and discount rate or remeasurements of lease payments that otherwise would be required, and 3) an entity is not required to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions. In January 2021, FASB updated the standard to allow an entity to elect to apply the treatment under the original guidance to derivative instruments that use an interest rate that for margining, discounting or contract price alignment that will be modified due to reference rate reform but did not qualify under the original guidance The adoption of the standard is not expected to have an impact on the Company’s results of operations and financial condition.

RiverSource Life Insurance Co. of New York

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the FASB updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to: (1) accounting principles related to intraperiod tax allocation to be applied on a prospective basis, (2) deferred tax liabilities related to outside basis differences to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption, and (3) year-to-date losses in interim periods to be applied on a prospective basis. The update also amends existing guidance related to situations when an entity receives: (1) a step-up in the tax basis of goodwill to be applied on a prospective basis, (2) an allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements to be applied on a retrospective basis for all periods presented, (3) interim recognition of enactment of tax laws or rate changes to be applied on a prospective basis, and (4) franchise taxes and other taxes partially based on income to be applied on a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The adoption of the standard is not expected to have an impact on the Company’s financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. On November 5, 2020, the FASB released an updated ASU to defer the effective date of the standard to interim and annual periods beginning after December 15, 2022, and interim periods within those years. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$10,217	$9,802	$9,976
Unaffiliated	747	752	786
Total	10,964	10,554	10,762
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,560	2,492	2,527
Unaffilated	1,019	1,062	1,199
	3,579	3,554	3,726
Other fees
Affiliated (from Columbia Management Investment Advisors, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	20,638	20,122	19,601
Unaffilated	226	215	171
	20,864	20,337	19,772
Total	24,443	23,891	23,498
Total revenue from contracts with customers	35,407	34,445	34,260
Revenue from other sources(1)	200,625	206,941	213,571
Total revenues	$236,032	$241,386	$247,831

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Co. of New York

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.3 million and $3.2 million as of December 31, 2020 and 2019, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2020
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Corporate debt securities	$978,633	$131,349	$(349)	$(739)	$1,108,894
Residential mortgage backed securities	243,325	7,679	(7)	—	250,997
Commercial mortgage backed securities	303,212	19,344	(792)	—	321,764
State and municipal obligations	123,621	34,364	—	—	157,985
Asset backed securities	29,609	2,067	—	—	31,676
Foreign government bonds and obligations	1,829	395	(12)		2,212
U.S. government and agency obligations	111	—	—	—	111
Total	$1,680,340	$195,198	$(1,160)	$(739)	$1,873,639

		December 31, 2019
Description of Securities (in thousands)		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Corporate debt securities		$866,922	$93,991	$(297)	$960,616
Residential mortgage backed securities		235,856	4,856	(332)	240,380
Commercial mortgage backed securities		292,725	7,932	(457)	300,200
State and municipal obligations		124,760	27,645	(4)	152,401
Asset backed securities		44,196	1,921	(22)	46,095
Foreign government bonds and obligations		1,880	370	(9)	2,241
U.S. government and agency obligations		250	—	—	250
Total		$1,566,589	$136,715	$(1,121)	$1,702,183

As of December 31, 2020 and 2019, accrued interest of $13.1 million and $12.6 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in accrued investment income on the Balance Sheets.

As of December 31, 2020 and 2019, investment securities with a fair value of $91.4 million and $73.2 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $37.9 million and $27.9 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2020 and 2019, fixed maturity securities comprised approximately 90% and 89%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2020 and 2019, approximately $43.7 million and $50.8 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2020			December 31, 2019
(in thousands)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$567,469	$596,282	32%	$553,862	$567,897	34%
AA	67,672	92,126	5	66,918	86,553	5
A	218,043	267,217	14	234,780	275,358	16
BBB	687,026	768,632	41	658,112	717,609	42
Below investment grade	140,130	149,382	8	52,917	54,766	3
Total fixed maturities	$1,680,340	$1,873,639	100%	$1,566,589	$1,702,183	100%

As of December 31, 2020 and 2019, approximately 38% and 39%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity as of both December 31, 2020 and 2019.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2020
(in thousands)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	12	$28,018	$(266)	1	$1,591	$(83)	13	$29,609	$(349)
Residential mortgage backed securities	2	1,367	(7)	1	59	—	3	1,426	(7)
Commercial mortgage backed securities	8	36,014	(710)	3	3,184	(82)	11	39,198	(792)
Foreign government bonds and obligations	—	—	—	1	96	(12)	1	96	(12)
Total	22	$65,399	$(983)	6	$4,930	$(177)	28	$70,329	$(1,160)

	December 31, 2019
(in thousands)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	21	$8,613	$(25)	35	$9,845	$(272)	56	$18,458	$(297)
Residential mortgage backed securities	12	62,757	(118)	10	20,328	(214)	22	83,085	(332)
Commercial mortgage backed securities	18	27,954	(171)	9	21,295	(286)	27	49,249	(457)
State and municipal obligations	4	1,595	(4)	—	—	—	4	1,595	(4)
Asset backed securities	8	7,414	(21)	1	238	(1)	9	7,652	(22)
Foreign government bonds and obligations	—	—	—	1	100	(9)	1	100	(9)
Total	63	$108,333	$(339)	56	$51,806	$(782)	119	$160,139	$(1,121)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities during the twelve months ended December 31, 2020 is primarily attributable to lower interest rates as well as credit spread tightening. Consistent with the accounting policy described in Note 2, the Company did not recognize any of the total unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2020, 72% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents the rollforward of allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance, January 1, 2020(1)	$—
Additions for which credit losses were not previously recognized	975
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(236)
Balance, December 31, 2020	$739

(1)

Prior to January 1, 2020, credit losses on Available-for-Sale securities were not recorded in an allowance but were recorded as a reduction of the book value of the security if the security was other-than-temporarily impaired. There is no adoption impact due to the prospective transition for Available-for-Sale securities.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Gross realized investment gains	$1,461	$284	$965
Gross realized investment losses	(111)	(262)	(399)
Other-than-temporary impairments	(739)	(1,054)	—
Total	$611	$(1,032)	$566

Credit losses for the twelve months ended December 31, 2020 primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other-than-temporary impairments for the year ended December 31, 2019 related to corporate debt securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2020 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$60,272	$60,890
Due after one year through five years	489,422	524,536
Due after five years through 10 years	259,291	280,994
Due after 10 years	295,209	402,782
	1,104,194	1,269,202
Residential mortgage backed securities	243,325	250,997
Commercial mortgage backed securities	303,212	321,764
Asset backed securities	29,609	31,676
Total	$1,680,340	$1,873,639

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Fixed maturities	$60,840	$65,554	$69,923
Commercial mortgage loans	7,876	7,223	7,039
Policy loans and other investments	3,480	4,797	3,412
	72,196	77,574	80,374
Less: investment expenses	1,745	1,767	1,828
Total	$70,451	$75,807	$78,546

7.  FINANCING RECEIVABLES

The Company’s financing receivables include mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses for the year ended December 31, 2020.

(in thousands)	Commercial Loans
Balance, December 31, 2019(1)	$2,038
Cumulative effect of adoption of current expected credit losses guidance	(919)
Balance, January 1, 2020	1,119
Provisions	956
Balance, December 31, 2020	$2,075

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

RiverSource Life Insurance Co. of New York

	December 31,
(in thousands)	2019	2018
Beginning balance	$2,038	$2,038
Charge-offs	—	—
Ending balance	$2,038	$2,038

As of December 31, 2020 and 2019, accrued interest on mortgage loans was $537 thousand and $495 thousand and is recorded in accrued investment income on the Balance Sheets and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

All loans were considered to be performing as of both December 31, 2020 and 2019.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review. Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2020 and 2019. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. Total mortgage loan modifications in 2020 due to the COVID-19 pandemic consisted of 5 loans with a total unpaid balance of $7 million. Modifications primarily consisted of short-term forbearance and interest only payments. All loans returned to their normal payment schedules. Total mortgage loans past due were nil as of both December 31, 2020 and 2019, respectively.

The table below presents the amortized cost basis of mortgage loans as of December 31, 2020 by year of origination and loan-to-value ratio:

(in thousands)	2020	2019	2018	2017	2016	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	1,903	5,264	2,328	—	2,407	—	11,902
60% – 80%	7,972	9,713	3,632	3,327	3,079	4,653	32,376
40% – 60%	7,368	4,403	16,771	10,107	3,881	13,853	56,383
<40%	5,694	880	3,002	12,461	3,529	42,693	68,259
Total	$22,937	$20,260	$25,733	$25,895	$12,896	$61,199	$168,920

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in thousands)
Pacific	$47,925	$42,692	28%	26%
South Atlantic	30,108	34,218	18	21
Middle Atlantic	21,531	20,618	13	13
Mountain	22,801	22,779	13	14
West North Central	14,579	14,604	9	9
East North Central	12,634	11,911	7	7
East South Central	5,970	6,992	4	4
West South Central	8,212	8,730	5	5
New England	5,160	1,272	3	1

	$168,920	$163,816	100%	100%

Less: allowance for loan losses	2,075	2,038

Total	$166,845	$161,778

RiverSource Life Insurance Co. of New York

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in thousands)
Retail	$48,272	$42,523	29%	26%
Apartments	49,786	51,210	29	31
Industrial	31,885	32,751	19	20
Office	19,939	19,939	12	12
Mixed use	8,302	6,696	5	4
Other	10,736	10,697	6	7

	168,920	163,816	100%	100%

Less: allowance for loan losses	2,075	2,038

Total	$166,845	$161,778

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2020 and 2019. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2020, 2019 and 2018. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation.

The balances of and changes in DAC were as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$174,062	$177,196	$165,465
Capitalization of acquisition costs	14,537	19,062	20,224
Amortization, excluding the impact of valuation assumptions review	(13,599)	(10,536)	(16,747)
Amortization, impact of valuation assumptions review	(4,677)	(356)	2,068
Impact of change in net unrealized (gains) losses on securities	(7,673)	(11,304)	6,186
Balance at December 31	$162,650	$174,062	$177,196

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$10,096	$12,066	$13,028
Capitalization of sales inducement costs	59	60	147
Amortization, excluding the impact of valuation assumptions review	(730)	(896)	(2,136)
Amortization, impact of valuation assumptions review	(902)	95	(29)
Impact of change in net unrealized (gains) losses on securities	73	(1,229)	1,056
Balance at December 31	$8,596	$10,096	$12,066

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2020 and 2019, traditional life and UL insurance policies in force were $11.4 billion and $11.5 billion, respectively, of which $8.1 billion as of both December 31, 2020 and 2019 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Direct premiums	$29,441	$32,695	$31,392
Reinsurance ceded	(11,742)	(11,643)	(11,749)
Net premiums	$17,699	$21,052	$19,643

Policy and contract charges are presented on the Statements of Income net of $8.5 million, $7.9 million and $7.5 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2020, 2019 and 2018, respectively.

The amount of claims recovered through reinsurance on all contracts was $22.7 million, $18.4 million and $12.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Reinsurance recoverables include approximately $141.6 million and $134.6 million related to LTC risk ceded to Genworth as of December 31, 2020 and 2019, respectively.

Policyholder account balances, future policy benefits and claims include $1.5 million and $1.6 million related to previously assumed reinsurance arrangements as of December 31, 2020 and 2019, respectively.

RiverSource Life Insurance Co. of New York

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2020	2019
Policyholder account balances
Fixed annuities(1)	$801,476	$819,060
Variable annuity fixed sub-accounts	268,830	258,365
UL/VUL insurance	190,878	188,823
IUL insurance	124,665	107,061
Other life insurance	29,870	31,448
Total policyholder account balances	1,415,719	1,404,757
Future policy benefits
Variable annuity GMWB	136,924	53,604
Variable annuity GMAB(2)	(542)	(3,987)
Other annuity liabilities	11,561	7,903
Fixed annuity life contingent liabilities	80,411	84,759
Life and DI insurance	70,504	70,887
LTC insurance	357,716	336,184
UL/VUL and other life insurance additional liabilities	81,079	65,916
Total future policy benefits	737,653	615,266
Policy claims and other policyholders’ funds	15,638	9,987
Total policyholder account balances, future policy benefits and claims	$2,169,010	$2,030,010

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2020 and 2019 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.27% to 9.38% as of December 31, 2020, depending on year of issue, with an average rate of approximately 3.70%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

RiverSource Life Insurance Co. of New York

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.3% to 10% as of December 31, 2020. Anticipated interest rates for DI policies ranged from 2.3% to 7.5% as of December 31, 2020 and for LTC policies ranged from 5.0% to 5.8% as of December 31, 2020.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2020.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2020	2019
Variable annuity	$4,647,548	$4,356,112
VUL insurance	473,946	430,385
Other insurance	903	808
Total	$5,122,397	$4,787,305

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest

RiverSource Life Insurance Co. of New York

anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2020				December 31, 2019
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,763,679	$3,673,185	$210	68	$3,486,899	$3,403,742	$197	67
Five/six-year reset	455,790	292,486	382	68	448,900	289,283	460	67
One-year ratchet	506,958	494,418	292	70	486,676	474,184	278	70
Five-year ratchet	161,472	157,507	56	68	161,323	156,789	62	67
Total — GMDB	$4,887,899	$4,617,596	$940	68	$4,583,798	$4,323,998	$997	67
GMIB	$12,653	$11,311	$88	71	$11,552	$10,222	$52	70
GMWB
GMWB	$124,413	$124,059	$2	74	$124,216	$123,849	$6	73
GMWB for life	2,860,105	2,854,447	182	69	2,645,028	2,639,744	290	68
Total — GMWB	$2,984,518	$2,978,506	$184	69	$2,769,244	$2,763,593	$296	68
GMAB	$218,850	$21,855	$—	61	$231,540	$231,304	$—	60

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2020		December 31, 2019
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$472	67	$470	66

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2018	$792	$279	$7,117	$(7,241)	$34,673
Incurred claims	154	27	18,623	5,356	12,164
Paid claims	(130)	—	—	(10)	(2,152)
Balance at December 31, 2018	816	306	25,740	(1,895)	44,685
Incurred claims	(174)	(99)	27,864	(2,092)	10,317
Paid claims	(72)	—	—		(3,522)
Balance at December 31, 2019	570	207	53,604	(3,987)	51,480
Incurred claims	806	(9)	83,320	3,445	15,959
Paid claims	(447)	—	—	—	(5,364)
Balance at December 31, 2020	$929	$198	$136,924	$(542)	$62,075

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2020	2019
Mutual funds:
Equity	$2,666,142	$2,560,259
Bond	1,544,298	1,383,944
Other	419,740	392,854
Total mutual funds	$4,630,180	$4,337,057

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2020, 2019 and 2018.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale Securities:
Corporate debt securities	$—	$1,044,410	$64,484	$1,108,894
Residential mortgage backed securities	—	250,997	—	250,997
Commercial mortgage backed securities	—	321,764	—	321,764
State and municipal obligations	—	157,985	—	157,985
Asset backed securities	—	31,676	—	31,676
Foreign government bonds and obligations	—	2,212	—	2,212
U.S. government and agency obligations	111	—	—	111
Total Available-for-Sale securities	111	1,809,044	64,484	1,873,639
Cash Equivalents	—	261,893	—	261,893
Other assets:
Interest rate derivative contracts	—	88,052	—	88,052
Equity derivative contracts	872	163,462	—	164,334
Foreign exchange derivative contracts	7	723	—	730
Total other assets	879	252,237	—	253,116
Separate account assets at net asset value (“NAV”)				5,122,397	(1)
Total assets at fair value	$990	$2,323,174	$64,484	$7,511,045

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$52,327	$52,327
GMWB and GMAB embedded derivatives	—	—	116,490	116,490	(2)
Total policyholder account balances, future policy benefits and claims	—	—	168,817	168,817	(3)
Other liabilities:
Interest rate derivative contracts	—	50,738	—	50,738
Equity derivative contracts	2,369	51,002	—	53,371
Foreign exchange derivative contracts	2	—	—	2
Total other liabilities	2,371	101,740	—	104,111
Total liabilities at fair value	$2,371	$101,740	$168,817	$272,928

RiverSource Life Insurance Co. of New York

	December 31, 2019
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale Securities:
Corporate debt securities	$—	$896,132	$64,484	$960,616
Residential mortgage backed securities	—	240,380	—	240,380
Commercial mortgage backed securities	—	300,200	—	300,200
State and municipal obligations	—	152,401	—	152,401
Asset backed securities	—	46,095	—	46,095
Foreign government bonds and obligations	—	2,241	—	2,241
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities	250	1,637,449	64,484	1,702,183
Cash Equivalents	—	248,847	—	248,847
Other assets:
Interest rate derivative contracts	—	58,489	—	58,489
Equity derivative contracts	13,788	94,658	—	108,446
Foreign exchange derivative contracts	35	425	—	460
Total other assets	13,823	153,572	—	167,395
Separate account assets at net asset value (“NAV”)				4,787,305	(1)
Total assets at fair value	$14,073	$2,039,868	$64,484	$6,905,730

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$47,214	$47,214
GMWB and GMAB embedded derivatives	—	—	32,326	32,326	(4)
Total policyholder account balances, future policy benefits and claims	—	—	79,540	79,540	(5)
Other liabilities:
Interest rate derivative contracts	—	15,384	—	15,384
Equity derivative contracts	875	37,704	—	38,579
Foreign exchange derivative contracts	39	—	—	39
Total other liabilities	914	53,088	—	54,002
Total liabilities at fair value	$914	$53,088	$79,540	$133,542

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2020.

(3)	The Company’s adjustment for nonperformance risk resulted in a $40.2 million cumulative decrease to the embedded derivatives as of December 31, 2020.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2019.

(5)	The Company’s adjustment for nonperformance risk resulted in a $27.0 million cumulative decrease to the embedded derivatives as of December 31, 2019.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2020	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Total gains (losses) included in:
Net income	(71)	—	(71	)(1)	(4,566	)(2)	(59,884	)(3)	(64,450)
Other comprehensive income (loss)	1,503	—	1,503		—		—		—
Purchases	5,441	—	5,441		—		—		—
Issues	—	—	—		(4,896)		(20,634)		(25,530)
Settlements	(6,873)	—	(6,873)		4,349		(3,646)		703
Transfers out of Level 3	—	—	—		—		—		—
Balance, December 31, 2020	$64,484	$—	$64,484		$(52,327)		$(116,490)		$(168,817)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2020	$(71)	$—	$(71	)(1)	$(4,566	)(2)	$(62,930	)(3)	$(67,496)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2020	$1,504	$—	$1,504		$—		$—		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2019	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Total gains (losses) included in:
Net income	(34)	—	(34	)(1)	(10,734	)(2)	(1,908	)(3)	(12,642)
Other comprehensive income (loss)	3,017	8	3,025		—		—		—
Purchases	—	2,000	2,000		—		—		—
Issues	—	—	—		(9,000)		(20,553)		(29,553)
Settlements	(47,322)	(188)	(47,510)		4,024		(223)		3,801
Transfers out of Level 3	—	(1,870)	(1,870)		—		—		—
Balance, December 31, 2019	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2019	$(15)	$—	$(15	)(1)	$(10,734	)(2)	$(1,726	)(3)	$(12,460)

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$126,680	$209	$126,889		$(26,582)		$12,085		$(14,497)
Total gains (losses) included in:
Net income	(105)	(1)	(106	)(1)	968	(2)	(3,023	)(3)	(2,055)
Other comprehensive income (loss)	(2,431)	4	(2,427)		—		—		—
Issues	—	—	—		(7,589)		(20,079)		(27,668)
Settlements	(15,321)	(162)	(15,483)		1,699		1,375		3,074
Balance, December 31, 2018	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2018	$(13)	$(1)	$(14	)(1)	$968	(2)	$(2,071	)(3)	$(1,103)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $11.3 million, $(8.9) million and $15.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2020, 2019 and 2018, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2020
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,467	Discounted Cash Flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	3.3%	1.5%
IUL embedded derivatives	$52,327	Discounted Cash Flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$116,490	Discounted Cash Flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	11.0%
			Surrender rate(5)	0.1%	–	73.5%	3.7%
			Market volatility(6)(7)	4.3%	–	17.1%	11.0%
			Nonperformance risk(2)	65 bps			65	bps

RiverSource Life Insurance Co. of New York

	December 31, 2019
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,456	Discounted Cash Flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	2.8%	1.3%
IUL embedded derivatives	$47,214	Discounted Cash Flow	Nonperformance risk(2)	65 bps
GMWB and GMAB embedded derivatives	$32,326	Discounted Cash Flow	Utilization of guaranteed withdrawals(3)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.5%
			Market volatility(6)	3.7%	–	15.9%
			Nonperformance risk(2)	65 bps

(1)

The weighted average for the spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(3)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(4)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(5)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(6)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(7)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to

RiverSource Life Insurance Co. of New York

value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2020 and 2019. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses discounted cash flow models including Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was

RiverSource Life Insurance Co. of New York

immaterial as of December 31, 2020 and 2019. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2020
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$166,845	$—	$—	$175,982	$175,982
Policy loans	48,712	—	48,712	—	48,712	(1)

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$804,299	$—	$—	$982,120	$982,120
Separate account liabilities – investment contracts	4,057	—	4,057	—	4,057

	December 31, 2019
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$161,778	$—	$—	$165,594	$165,594
Policy loans	49,333	—	49,333	—	49,333	(1)

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$821,887	$—	$—	$925,168	$925,168
Separate account liabilities – investment contracts	4,347	—	4,347	—	4,347

(1)

During 2020, management changed the fair value methodology for policy loans from estimating future expected cash flows and discounting the cash flows at a rate based on the U.S. Treasury curve to using the carrying value as an approximation of fair value as the policy loans are fully collateralized by the cash surrender value of the underlying policies. As a result, policy loans were reclassified from Level 3 to Level 2 in the valuation hierarchy. For comparability and consistency purposes, prior period amounts were revised to reflect the current methodology and classification.

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $24.1 million, $26.3 million and $26.4 million for the years ended December 31, 2020, 2019 and 2018, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income taxes

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $19 million and nil as of December 31, 2020 and 2019, respectively.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2020 and 2019.

RiverSource Life Insurance Co. of New York

Dividends or distributions

During 2020, 2019 and 2018, the Company paid cash dividends or distributions of nil, $43.0 million and $48.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2020 and 2019, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $128.9 million and $91.4 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $13.8 million, $(2.9) million and $43.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Net Income
Net income, per acompanying GAAP financial statements	$41,672	$59,099	$51,919
Net income (loss), SAP basis(1)	(46,207)	(82,785)	31,206
Difference	$87,879	$141,884	$20,713

	Years Ended December 31,
(in thousands)	2020	2019
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$530,234	$465,883
Capital and surplus, SAP basis(1)	305,353	234,260
Difference	$224,881	$231,623

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $196.4 million and $125.3 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, bonds carried at $111 thousand and $250 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a

RiverSource Life Insurance Co. of New York

default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$249,810	$—	$249,810	$(61,916)	$(183,931)	$—	$3,963
OTC cleared	3,175	—	3,175	(1,109)	—	—	2,066
Exchange-traded	131	—	131	(131)	—	—	—
Total derivatives	$253,116	$—	$253,116	$(63,156)	$(183,931)	$—	$6,029

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$165,444	$—	$165,444	$(22,759)	$(142,275)	$—	$410
OTC cleared	1,856	—	1,856	(1,856)	—	—	—
Exchange-traded	95	—	95	(95)	—	—	—
Total derivatives	$167,395	$—	$167,395	$(24,710)	$(142,275)	$—	$410

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$100,631	$—	$100,631	$(61,916)	$(1,220)	$(37,258)	$(237)
OTC cleared	1,109	—	1,109	(1,109)	—	—	—
Exchange-traded	2,371	—	2,371	(131)	—	—	(2,240)
Total derivatives	$104,111	$—	$104,111	$(63,156)	$(1,220)	$(37,258)	$(2,477)

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$49,974	$—	$49,974	$(22,759)	$—	$(27,215)	$—
OTC cleared	3,114	—	3,114	(1,856)	—	—	1,258
Exchange-traded	914	—	914	(95)	—	—	819
Total derivatives	$54,002	$—	$54,002	$(24,710)	$—	$(27,215)	$2,077

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

RiverSource Life Insurance Co. of New York

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2020			December 31, 2019
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,404,600	$88,052	$50,738	$3,016,200	$58,489	$15,384
Equity contracts	1,428,409	164,334	53,371	1,739,424	108,446	38,579
Foreign exchange contracts	41,993	730	2	34,883	460	39
Total non-designated hedges	4,875,002	253,116	104,111	4,790,507	167,395	54,002
Embedded derivatives
GMWB and GMAB(3)	N/A	—	116,490	N/A	—	32,326
IUL	N/A	—	52,327	N/A	—	47,214
Total embedded derivatives	N/A	—	168,817	N/A	—	79,540
Total derivatives	$4,875,002	$253,116	$272,928	$4,790,507	$167,395	$133,542

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $209 thousand and $109 thousand as of December 31, 2020 and 2019, respectively. See Note 15 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2020 included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2019 included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2020 and 2019, investment securities with a fair value of nil and $2.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil and $2.2 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2020 and 2019, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2020 and 2019, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

RiverSource Life Insurance Co. of New York

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year ended December 31, 2020
Interest rate contracts	$—	$90,348
Equity contracts	2,991	(32,970)
Foreign exchange contracts	—	(231)
GMWB and GMAB embedded derivatives	—	(84,164)
IUL embedded derivatives	(217)	—
Total gain (loss)	2,774	(27,017)
Year ended December 31, 2019
Interest rate contracts	—	59,242
Equity contracts	5,524	(67,523)
Foreign exchange contracts	—	76
GMWB and GMAB embedded derivatives	—	(22,684)
IUL embedded derivatives	(6,710)	—
Total gain (loss)	(1,186)	(30,889)
Year ended December 31, 2018
Interest rate contracts	—	(17,045)
Equity contracts	(2,092)	16,665
Foreign exchange contracts	—	1,612
GMWB and GMAB embedded derivatives	—	(21,738)
IUL embedded derivatives	2,667	—
Total gain (loss)	$575	$(20,506)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semiannually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2020:

(in thousands)	Premiums Payable	Premiums Receivable
2021	$1,273	$—
2022	1,070	—
2023	596	—
2024	356	—
2025	178	—
2026	23,701	—
Total	$27,174	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

RiverSource Life Insurance Co. of New York

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2020 and 2019, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $35.1 million and $25.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2020 and 2019 was $35.0 million and $25.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2020 and 2019 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $111 thousand and nil, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2018			$40,563
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(69,710)	$14,639	(55,071)
Reclassification of net (gains) losses on securities included in net income(2)	(566)	119	(447)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	18386	(3,861)	14,525
Total other comprehensive income (loss)	(51,890)	10,897	(40,993)
Balance of AOCI at December 31, 2018			$(430	)(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	102,606	(21,546)	81,060
Reclassification of net (gains) losses on securities included in net income(2)	22	(5)	17
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(44,455)	9,335	(35,120)
Total other comprehensive income (loss)	58,173	(12,216)	45,957
Balance of AOCI at December 31, 2019			$45,527	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	59,055	(12,401)	46,654
Reclassification of net (gains) losses on securities included in net income(2)	(611)	128	(483)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(26,156)	5,493	(20,663)
Total other comprehensive income (loss)	32,288	(6,780)	25,508
Balance of AOCI at December 31, 2020			$71,035	(3)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes nil, $1 thousand and $2 thousand, respectively, of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2020, 2019 and 2018, respectively.

RiverSource Life Insurance Co. of New York

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years, Ended December 31,
(in thousands)	2020	2019	2018
Current income tax
Federal	$18,213	$17,365	$8,301
State	84	131	15
Total current income tax	18,297	17,496	8,316
Deferred federal income tax	(10,626)	(8,503)	(460)
Total income tax provision	$7,671	$8,993	$7,856

On December 22, 2017, the Tax Act was signed into law. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% are as follows:

	Years, Ended December 31,
	2020	2019	2018
Tax at U.S. statutory rate	21%	21%	21%
Changes in taxes resulting from:
Dividend received deduction	(4.4)	(3.3)	(3.8)
Foreign tax credit, net of addback	—	(4.2)	(2.5)
Taxes applicable to prior years	—	—	(1.2)
Other	(1.0)	(0.3)	(0.4)
Income tax provision	15.6%	13.2%	13.1%

The increase in the effective tax rate for the year ended December 31, 2020 compared to 2019 was primarily due to decreased foreign tax credits, net of addback.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2020 and 2019. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2020	2019
Deferred income tax assets:
Liabilities for policyholder account balances, future policy benefits and claims	$66,993	$44,916
Investment related	—	4,150
Other	46	293
Total deferred income tax assets	67,039	49,359
Deferred income tax liabilities:
Deferred acquisition costs	27,725	28,876
Net unrealized gains on Available-for-Sale securities	21,064	14,284
Investment related	7,689	—
DSIC	1,978	2,309
Other	96	—
Total deferred income tax liabilities	58,552	45,469
Net deferred income tax asset	$8,487	$3,890

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2020 and 2019.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$397	$573	$504
Additions based on tax positions related to the current year	—	—	55
Reductions based on tax positions related to the current year	(25)	(26)	—
Additions for tax positions of prior years	—	358	14
Audit settlements	—	(508)	—
Balance at December 31	$372	$397	$573

RiverSource Life Insurance Co. of New York

If recognized, approximately $218 thousand, $65 thousand and $180 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2020, 2019 and 2018, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $372 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $15 thousand, $16 thousand and $18 thousand in interest and penalties for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, the Company had a payable of $63 thousand and $48 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns, as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016, 2017 and 2018. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2010 through 2019.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2020 and 2019, the Company’s funding commitments for commercial mortgage loan commitments was nil and $12.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2020, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2020 and 2019, the Company had no accrual established for estimated future guaranty fund assessments.